UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio†	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Treasury
Daily Money Class	.61%
Actual		$ 1,000.00	$ 1,005.90	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 3.10
Capital Reserves Class	.80%
Actual		$ 1,000.00	$ 1,004.60	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.06
Advisor B Class	1.19%
Actual		$ 1,000.00	$ 1,002.60	$ 5.99
HypotheticalA		$ 1,000.00	$ 1,019.15	$ 6.04
Advisor C Class	1.17%
Actual		$ 1,000.00	$ 1,002.60	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.94
Prime
Daily Money Class	.71%
Actual		$ 1,000.00	$ 1,011.10	$ 3.59**
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.61**
Capital Reserves Class	.96%
Actual		$ 1,000.00	$ 1,009.80	$ 4.85**
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.88**
Tax-Exempt
Daily Money Class	.71%
Actual		$ 1,000.00	$ 1,007.60	$ 3.58**
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.61**
Capital Reserves Class	.96%
Actual		$ 1,000.00	$ 1,006.30	$ 4.84**
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.88**
Fidelity Tax-Free Money Market Fund	.46%
Actual		$ 1,000.00	$ 1,008.80	$ 2.32**
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

† In order to avoid a negative yield, FMR may reimburse expenses or waive fees of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time (see Note 6 of the Notes to Financial Statements).

Annual Report

Shareholder Expense Example - continued

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period and if fees were not waived by FMR or its affiliates to avoid a negative yield on the Treasury fund, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.75%
Actual		$ 3.78
HypotheticalA		$ 3.81
Capital Reserves Class	1.00%
Actual		$ 5.05
HypotheticalA		$ 5.09
Advisor B Class	1.49%
Actual		$ 7.54
HypotheticalA		$ 7.60
Advisor C Class	1.50%
Actual		$ 7.60
HypotheticalA		$ 7.65
Prime
Daily Money Class	.74%
Actual		$ 3.75
HypotheticalA		$ 3.77
Capital Reserves Class	.99%
Actual		$ 5.01
HypotheticalA		$ 5.04
Tax-Exempt
Daily Money Class	.74%
Actual		$ 3.74
HypotheticalA		$ 3.77
Capital Reserves Class	.99%
Actual		$ 5.01
HypotheticalA		$ 5.04
Fidelity Tax-Free Money Market Fund	.49%
Actual		$ 2.48
HypotheticalA		$ 2.50

A 5% return per year before expenses

Annual Report

Treasury Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/08	% of fund's investments 4/30/08	% of fund's investments 10/31/07
0 - 30	65.6	89.4	94.8
31 - 90	17.8	3.9	1.7
91 - 180	7.1	6.7	0.0
181 - 397	9.5	0.0	3.5
Weighted Average Maturity
	10/31/08	4/30/08	10/31/07
Treasury Fund	51 Days	12 Days	10 Days
All Taxable Money Market Funds Average *	42 Days	46 Days	42 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
U.S. Treasury Obligations 34.2%	U.S. Treasury Obligations 10.1%
Repurchase Agreements 64.7%	Repurchase Agreements 89.8%
Net Other Assets 1.1%	Net Other Assets 0.1%

*Source: iMoneyNet, Inc.

Annual Report

Treasury Fund

Investments October 31, 2008

Showing Percentage of Net Assets

U.S. Treasury Obligations - 34.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 33.6%
11/28/08 to 10/22/09	0.80 to 2.37%	$ 2,551,275	$ 2,538,156
U.S. Treasury Notes - 0.6%
10/31/09	1.58	40,000	40,781
TOTAL U.S. TREASURY OBLIGATIONS			2,578,937
Repurchase Agreements - 64.7%
	Maturity Amount (000s)
In a joint trading account at:
0.15% dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) #	$ 4,834,369	4,834,309
0.17% dated 10/31/08 due 11/3/08 (Collateralized by U.S. Treasury Obligations) #	49,880	49,879
TOTAL REPURCHASE AGREEMENTS		4,884,188
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,463,125)		7,463,125
NET OTHER ASSETS - 1.1%		86,143
NET ASSETS - 100%		$ 7,549,268
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,834,309,000 due 11/03/08 at 0.15%
BNP Paribas Securities Corp.	$ 971,518
Barclays Capital, Inc.	1,510,027
Citigroup Global Markets, Inc.	$ 215,718
Credit Suisse Securities (USA) LLC	426,636
Deutsche Bank Securities, Inc.	107,859
ING Financial Markets LLC	539,295
J.P. Morgan Securities, Inc.	431,436
Morgan Stanley & Co., Inc.	200,384
Societe Generale, New York Branch	431,436
$ 4,834,309
$49,879,000 due 11/03/08 at 0.17%
BNP Paribas Securities Corp.	$ 11,907
Banc of America Securities LLC	27,958
Barclays Capital, Inc.	6,333
Credit Suisse Securities (USA) LLC	2,533
Deutsche Bank Securities, Inc.	1,148
$ 49,879

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008
Assets
Investment in securities, at value (including repurchase agreements of $4,884,188) - See accompanying schedule: Unaffiliated issuers (cost $7,463,125)		$ 7,463,125
Receivable for fund shares sold		185,955
Interest receivable		24
Prepaid expenses		398
Receivable from investment adviser for expense reductions		313
Other receivables		3,015
Total assets		7,652,830

Liabilities
Payable for fund shares redeemed	$ 98,015
Distributions payable	63
Accrued management fee	1,571
Distribution fees payable	2,415
Other affiliated payables	1,309
Other payables and accrued expenses	189
Total liabilities		103,562

Net Assets		$ 7,549,268
Net Assets consist of:
Paid in capital		$ 7,548,718
Accumulated undistributed net realized gain (loss) on investments		550
Net Assets		$ 7,549,268

Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,129,063 ÷ 4,129,178 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($3,062,509 ÷ 3,061,725 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($96,327 ÷ 96,338 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($261,369 ÷ 261,379 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Interest		$ 107,414

Expenses
Management fee	$ 11,746
Transfer agent fees	9,404
Distribution fees	18,535
Accounting fees and expenses	405
Custodian fees and expenses	7
Independent trustees' compensation	18
Registration fees	777
Audit	53
Legal	18
Miscellaneous	214
Total expenses before reductions	41,177
Expense reductions	(4,853)	36,324
Net investment income		71,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		432
Net increase in net assets resulting from operations		$ 71,522

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 71,090	$ 146,567
Net realized gain (loss)	432	199
Net increase in net assets resulting from operations	71,522	146,766
Distributions to shareholders from net investment income	(71,045)	(146,567)
Share transactions - net increase (decrease)	3,686,974	1,229,914
Total increase (decrease) in net assets	3,687,451	1,230,113

Net Assets
Beginning of period	3,861,817	2,631,704
End of period (including undistributed net investment income of $0 and undistributed net investment income of $51, respectively)	$ 7,549,268	$ 3,861,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.045	.041	.021	.005
Distributions from net investment income	(.018)	(.045)	(.041)	(.021)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	1.82%	4.55%	4.16%	2.16%	.51%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.73%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.65%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.65%	.70%	.70%	.70%	.70%
Net investment income	1.64%	4.44%	4.13%	2.14%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 4,129	$ 1,833	$ 1,325	$ 982	$ 1,010

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.042	.038	.019	.003
Distributions from net investment income	(.016)	(.042)	(.038)	(.019)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.56%	4.29%	3.90%	1.91%	.26%
Ratios to Average Net Assets B
Expenses before reductions	.98%	.97%	1.00%	.99%	.99%
Expenses net of fee waivers, if any	.87%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.87%	.95%	.95%	.95%	.95%
Net investment income	1.42%	4.19%	3.88%	1.89%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 3,063	$ 1,848	$ 1,114	$ 764	$ 674

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.037	.033	.014	.001
Distributions from net investment income	(.011)	(.037)	(.033)	(.014)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.13%	3.77%	3.38%	1.40%	.12%
Ratios to Average Net Assets C
Expenses before reductions	1.49%	1.48%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.29%	1.45%	1.45%	1.45%	1.07%
Expenses net of all reductions	1.29%	1.45%	1.45%	1.45%	1.07%
Net investment income	.99%	3.69%	3.38%	1.39%	.12%
Supplemental Data
Net assets, end of period (in millions)	$ 96	$ 57	$ 83	$ 112	$ 161

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.037	.033	.014	.001
Distributions from net investment income	(.011)	(.037)	(.033)	(.014)	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	1.13%	3.78%	3.38%	1.40%	.12%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.47%	1.50%	1.49%	1.50%
Expenses net of fee waivers, if any	1.28%	1.45%	1.45%	1.45%	1.10%
Expenses net of all reductions	1.28%	1.45%	1.45%	1.45%	1.10%
Net investment income	1.01%	3.69%	3.38%	1.39%	.10%
Supplemental Data
Net assets, end of period (in millions)	$ 261	$ 124	$ 110	$ 105	$ 117

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/08	% of fund's investments 4/30/08	% of fund's investments 10/31/07
0 - 30	58.6	49.0	53.3
31 - 90	26.5	40.3	29.4
91 - 180	12.4	7.6	14.4
181 - 397	2.5	3.1	2.9
Weighted Average Maturity
	10/31/08	4/30/08	10/31/07
Prime Fund	43 Days	50 Days	47 Days
All Taxable Money Market Funds Average A	42 Days	46 Days	42 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2008 *	As of April 30, 2008 **
Commercial Paper 21.9%	Commercial Paper 11.7%
Bank CDs, BAs, TDs, and Notes 55.8%	Bank CDs, BAs, TDs, and Notes 69.1%
Government Securities 12.6%	Government Securities 3.6%
Repurchase Agreements 8.2%	Repurchase Agreements 16.1%
Other Investments 0.0%	Other Investments 0.4%
Net Other Assets 1.5%	Net Other Assets† (0.9)%

* Foreign investments	45.5%	** Foreign investments	46.4%

† Net Other Assets are not included in the pie chart.

A Source: iMoneyNet, Inc.

Annual Report

Prime Fund

Investments October 31, 2008

Showing Percentage of Net Assets

Certificates of Deposit - 35.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.8%
Bank of America NA
11/10/08 to 2/11/09	2.76 to 3.02%	$ 329,000	$ 329,000
PNC Bank NA, Pittsburgh
3/16/09 to 4/1/09	3.08 to 3.09	71,000	71,000
			400,000
London Branch, Eurodollar, Foreign Banks - 8.1%
Australia & New Zealand Banking Group Ltd.
11/24/08	2.90	19,000	19,000
Barclays Bank PLC
12/29/08	3.20	75,000	75,000
Calyon SA
12/18/08	3.30	36,000	36,000
Commonwealth Bank of Australia
2/4/09	2.90	28,000	28,000
Credit Agricole SA
11/5/08 to 2/2/09	3.00 to 3.22	375,000	375,000
Credit Industriel et Commercial
11/3/08 to 12/5/08	3.01 to 8.50	144,000	144,000
HSBC Bank PLC
11/3/08 to 2/4/09	2.78 to 4.35	389,000	389,000
Landesbank Hessen-Thuringen
11/13/08 to 11/26/08	2.90 to 2.95	223,000	223,000
National Australia Bank Ltd.
11/17/08 to 12/29/08	2.85 to 4.48	218,000	218,000
UniCredit SpA
11/7/08 to 12/11/08	2.93 to 3.00	358,000	358,000
			1,865,000
New York Branch, Yankee Dollar, Foreign Banks - 25.6%
Abbey National Treasury Services PLC
11/19/08	3.01 (c)	26,000	26,000
Banco Bilbao Vizcaya Argentaria SA
11/6/08 to 12/1/08	3.20 to 4.55	216,000	216,002
Banco Santander SA
11/10/08 to 2/13/09	3.15 to 5.14	304,000	304,000
Bank of Montreal
11/7/08 to 12/5/08	3.16 to 4.66 (c)	125,000	125,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Nova Scotia
12/5/08 to 1/30/09	3.05 to 5.05% (c)	$ 472,000	$ 472,000
Bank of Scotland PLC
11/4/08 to 11/21/08	3.01 to 4.23 (c)	336,000	336,000
Bank Tokyo-Mitsubishi UFJ Ltd.
11/7/08 to 11/24/08	2.85	216,000	216,000
Barclays Bank PLC
11/3/08 to 11/12/08	4.50 to 5.01 (c)	183,000	183,000
BNP Paribas SA
11/14/08 to 4/23/09	2.75 to 4.35	422,000	422,000
Canadian Imperial Bank of Commerce
11/17/08 to 11/21/08	3.45 to 4.43	200,000	200,000
Deutsche Bank AG
12/3/08 to 1/5/09	2.88 to 4.42 (c)	125,000	125,000
Intesa Sanpaolo SpA
11/13/08 to 3/9/09	3.12 to 5.09 (c)	383,000	383,000
Natixis SA
11/4/08 to 11/17/08	2.95 to 3.02	107,000	107,000
Rabobank Nederland
11/7/08 to 4/20/09	2.63 to 4.50	1,049,000	1,049,000
Royal Bank of Canada
11/19/08 to 1/20/09	2.75 to 4.30 (c)	441,000	441,000
Royal Bank of Scotland PLC
11/28/08 to 12/12/08	3.18 to 3.79 (c)	150,000	150,000
San Paolo IMI SpA
4/21/09	3.15	50,000	50,000
Societe Generale
11/3/08	4.00 (c)	100,000	100,000
Svenska Handelsbanken AB
11/21/08 to 11/26/08	3.16 to 3.25 (c)	141,000	141,000
Toronto-Dominion Bank
11/5/08 to 3/9/09	2.83 to 3.40	682,000	682,000
UBS AG
11/14/08	2.77	50,000	50,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
UniCredit SpA
11/14/08	5.14%	$ 92,000	$ 92,000
			5,870,002
TOTAL CERTIFICATES OF DEPOSIT			8,135,002
Commercial Paper - 21.9%

Atlantic Asset Securitization Corp.
11/3/08 to 1/20/09	2.67 to 4.62	397,865	397,139
Banco Bilbao Vizcaya Argentaria SA (London Branch)
11/17/08 to 1/8/09	2.51 to 4.42	343,000	342,149
Bank of Nova Scotia
11/3/08 to 11/6/08	4.00 to 4.26	250,000	249,890
CBA Finance, Inc.
11/18/08 to 12/10/08	2.51 to 2.84	35,000	34,941
ConocoPhillips
11/7/08	1.05	18,000	17,997
Credit Suisse First Boston
11/3/08 to 11/17/08	4.01 to 4.06	124,000	123,935
Dakota Notes (Citibank Credit Card Issuance Trust)
11/7/08 to 2/2/09	2.46 to 4.77	254,000	253,441
DnB NOR Bank ASA
11/17/08 to 12/22/08	3.71 to 4.52	199,000	198,106
Edison Asset Securitization LLC
12/8/08	2.97	50,000	49,849
Emerald Notes (BA Credit Card Trust)
11/13/08 to 12/1/08	1.40 to 3.66	320,000	319,519
General Electric Capital Corp.
12/2/08 to 2/3/09	2.60 to 2.90	200,000	199,032
Govco, Inc.
11/14/08	3.76	9,000	8,988
Intesa Funding LLC
12/3/08	3.00	50,000	49,869
JPMorgan Chase & Co.
12/4/08 to 2/4/09	2.74 to 3.00	170,000	169,207
Kitty Hawk Funding Corp.
11/7/08 to 1/23/09	2.35 to 4.31	188,812	187,395
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires US Finance Co. LLC
11/17/08	4.51%	$ 14,200	$ 14,172
Nationwide Building Society
11/4/08 to 11/7/08	2.80	59,000	58,982
Nordea North America, Inc.
11/3/08 to 3/10/09	2.75 to 4.11	402,000	400,539
Palisades Notes (Citibank Omni Master Trust)
11/7/08 to 12/8/08	2.92 to 5.22	190,000	189,713
Salisbury Receivables Co. LLC
11/4/08 to 12/4/08	2.31 to 4.26	148,000	147,741
Santander Finance, Inc.
11/6/08	3.61	87,000	86,957
Sheffield Receivables Corp.
11/7/08 to 11/18/08	3.26 to 4.52	388,000	387,502
Societe Generale North America, Inc.
11/20/08 to 12/4/08	2.82 to 2.85	164,000	163,658
Thames Asset Global Securities No. 1, Inc.
11/7/08 to 1/26/09	2.83 to 5.07	803,433	801,277
Toyota Motor Credit Corp.
11/7/08 to 12/9/08	3.01 to 3.71	150,000	149,756
UniCredito Italiano Bank (Ireland) PLC
11/17/08	3.00	21,000	20,972
TOTAL COMMERCIAL PAPER			5,022,726
Federal Agencies - 12.6%

Fannie Mae - 2.8%
11/3/08 to 9/25/09	0.58 to 3.64 (c)	654,000	649,615
Federal Home Loan Bank - 6.4%
11/19/08 to 9/23/09	2.37 to 4.03 (c)	1,460,000	1,455,391
Freddie Mac - 3.4%
11/18/08 to 1/27/09	3.43 to 4.25 (c)	775,000	774,838
TOTAL FEDERAL AGENCIES			2,879,844
Bank Notes - 1.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of America NA
1/30/09	3.67% (c)	$ 75,000	$ 75,000
Banque Federative du Credit Mutuel
11/28/08	2.96 (b)(c)	86,000	86,000
Societe Generale
12/4/08	3.29 (b)(c)	65,000	65,000
TOTAL BANK NOTES			226,000
Master Notes - 0.8%

Asset Funding Co. III LLC
11/5/08	4.11 to 4.12 (c)(d)	178,000	178,000
Medium-Term Notes - 18.2%

Allstate Life Global Funding Trusts
12/22/08	3.45 (c)	40,000	40,000
ASIF Global Financing XXX
11/21/08	3.56 (b)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
12/2/08	3.02 (b)(c)	100,000	100,000
Bank of America NA
1/3/09	4.35 (c)	200,000	200,000
Bank of Montreal
11/5/08	4.55 (b)(c)	85,000	85,000
BNP Paribas SA
11/13/08	3.01 (c)	131,000	131,000
BP Capital Markets PLC
12/11/08	2.92 (c)	83,000	83,000
Caja Madrid SA
11/12/08	4.65 (b)(c)	46,000	46,000
Commonwealth Bank of Australia
11/21/08 to 1/3/09	3.31 to 4.35 (b)(c)	211,000	211,000
Credit Agricole SA
12/22/08	3.43 (b)(c)	200,000	200,000
DnB NOR Bank ASA
11/24/08	3.27 (b)(c)	150,000	150,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
General Electric Capital Corp.
11/7/08 to 11/28/08	2.91 to 4.17% (c)	$ 640,000	$ 639,956
Genworth Life Insurance Co.
11/1/08	3.05 (c)(d)	25,000	25,000
Hartford Life Global Funding Trust
11/17/08	4.62 (c)	40,000	40,000
HSH Nordbank AG
11/21/08	3.60 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
12/24/08	3.46 (c)(d)	25,000	25,000
Intesa Bank Ireland PLC
11/24/08	3.28 (b)(c)	150,000	150,000
Jackson National Life Insurance Co.
12/8/08	3.32 (b)(c)	33,000	33,000
Lloyds TSB Group PLC
11/7/08	3.10 (b)(c)	100,000	100,000
Merrill Lynch & Co., Inc.
11/3/08	4.13 (c)	27,000	27,000
MetLife Insurance Co. of Connecticut
11/17/08 to 12/29/08	3.05 to 4.02 (c)(d)	45,000	45,000
Metropolitan Life Global Funding I
11/6/08	4.10 (b)(c)	32,148	32,148
Morgan Stanley
11/3/08 to 11/26/08	0.52 to 4.71 (c)	124,000	124,000
National Australia Bank Ltd.
12/8/08	3.03 (b)(c)	113,000	113,000
New York Life Insurance Co.
11/28/08 to 12/29/08	2.98 to 3.93 (c)(d)	135,000	135,000
Nordea Bank AB
1/23/09	3.89 (c)	68,000	68,000
Pacific Life Global Funding
11/4/08 to 11/13/08	4.12 to 4.58 (b)(c)	27,500	27,500
PNC Bank NA, Pittsburgh
11/4/08	3.03 (c)	44,000	44,000
Procter & Gamble Co.
12/9/08	2.84 (c)	27,000	27,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Canada
11/17/08	4.96% (b)(c)	$ 150,000	$ 150,000
11/7/08	4.35 (c)	10,000	10,000
Security Life of Denver Insurance Co.
11/28/08	3.07 (c)(d)	18,000	18,000
Svenska Handelsbanken AB
1/6/09	4.42 (b)(c)	100,000	100,000
Toyota Motor Credit Corp.
11/19/08	4.29 (c)	34,000	34,000
Transamerica Occidental Life Insurance Co.
11/3/08 to 1/2/09	3.08 to 4.13 (c)(d)	88,000	88,000
Wachovia Bank NA
11/25/08	3.61 (c)	85,000	85,000
Wells Fargo & Co.
11/17/08	4.71 (b)(c)	100,000	100,000
5/1/09	3.55 (c)	125,000	125,031
WestLB AG
11/10/08	4.36 (b)(c)	49,000	49,000
Westpac Banking Corp.
11/6/08 to 1/14/09	2.95 to 5.12 (b)(c)	397,000	396,966
12/11/08	2.88 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			4,179,601
Short-Term Notes - 0.3%

Hartford Life Insurance Co.
11/30/08	2.96 (c)(d)	20,000	20,000
Metropolitan Life Insurance Co.
11/3/08 to 1/2/09	3.09 to 4.17 (c)(d)	45,000	45,000
TOTAL SHORT-TERM NOTES			65,000
Repurchase Agreements - 8.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.24% dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	$ 58,828	$ 58,827
0.25% dated 10/31/08 due 11/3/08 (Collateralized by U.S. Government Obligations) #	669	669
With:
Banc of America Securities LLC at 0.5%, dated 10/31/08 due 11/3/08 (Collateralized by Equity Securities valued at $50,402,110)	48,002	48,000
Barclays Capital, Inc. at 4.25%, dated 10/17/08 due 11/18/08 (Collateralized by Equity Securities valued at $45,240,622)	43,162	43,000
Credit Suisse Securities (USA) LLC at 0.5%, dated 10/31/08 due 11/3/08 (Collateralized by Equity Securities valued at $1,095,604,286)	996,042	996,000
Deutsche Bank Securities, Inc. at 0.45%, dated 10/31/08 due 11/3/08 (Collateralized by Equity Securities valued at $763,378,627)	727,027	727,000
TOTAL REPURCHASE AGREEMENTS		1,873,496
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $22,559,669)		22,559,669
NET OTHER ASSETS - 1.5%		344,344
NET ASSETS - 100%		$ 22,904,013
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,296,614,000 or 10.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $579,000,000 or 2.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 4.11%, 11/5/08	11/7/06	$ 90,000
4.12%, 11/5/08	8/29/06	$ 88,000
Genworth Life Insurance Co. 3.05%, 11/1/08	7/28/08	$ 25,000
Hartford Life Insurance Co. 2.96%, 11/30/08	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 3.46%, 12/24/08	6/23/05	$ 25,000
MetLife Insurance Company of Connecticut: 3.05%, 11/17/08	5/14/08	$ 15,000
3.06%, 11/18/08	8/6/08	$ 5,000
4.02%, 12/29/08	3/25/08	$ 25,000
Metropolitan Life Insurance Co.: 3.09%, 11/3/08	2/24/03	$ 10,000
4.17%, 1/2/09	3/26/02	$ 35,000
New York Life Insurance Co:. 2.98%, 11/28/08	5/12/08	$ 60,000
3.93%, 12/29/08	3/28/08	$ 75,000
Security	Acquisition Date	Cost (000s)
Security Life of Denver Insurance Co. 3.07%, 11/28/08	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co.: 3.08%, 11/3/08	4/29/08	$ 50,000
4.13%, 1/2/09	3/27/08	$ 38,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$58,827,000 due 11/03/08 at 0.24%
Banc of America Securities LLC	$ 14,418
ING Financial Markets LLC	15,758
UBS Securities LLC	28,651
$ 58,827
$669,000 due 11/03/08 at 0.25%
Banc of America Securities LLC	$ 179
Barclays Capital, Inc.	228
Deutsche Bank Securities, Inc.	77
ING Financial Markets LLC	28
J.P. Morgan Securities, Inc.	38
RBC Capital Markets Corp.	10
Societe Generale, New York Branch	77
UBS Securities LLC	32
$ 669

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008

Assets
Investment in securities, at value (including repurchase agreements of $1,873,496) - See accompanying schedule: Unaffiliated issuers (cost $22,559,669)		$ 22,559,669
Receivable for investments sold		63,741
Receivable for fund shares sold		864,135
Interest receivable		69,626
Prepaid expenses		1,453
Receivable from investment adviser for expense reductions		445
Other receivables		229
Total assets		23,559,298

Liabilities
Payable for investments purchased	$ 351,379
Payable for fund shares redeemed	286,426
Distributions payable	1,256
Accrued management fee	4,651
Distribution fees payable	7,292
Other affiliated payables	3,832
Other payables and accrued expenses	449
Total liabilities		655,285

Net Assets		$ 22,904,013
Net Assets consist of:
Paid in capital		$ 22,902,593
Accumulated undistributed net realized gain (loss) on investments		1,420
Net Assets		$ 22,904,013

Daily Money Class: Net Asset Value, offering price and redemption price per share ($9,562,341 ÷ 9,561,837 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($13,341,672 ÷ 13,340,193 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Interest		$ 787,293

Expenses
Management fee	$ 54,651
Transfer agent fees	43,724
Distribution fees	85,208
Accounting fees and expenses	1,305
Custodian fees and expenses	236
Independent trustees' compensation	88
Registration fees	5,095
Audit	96
Legal	91
Miscellaneous	808
Total expenses before reductions	191,302
Expense reductions	(7,176)	184,126
Net investment income		603,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,823
Net increase in net assets resulting from operations		$ 604,990

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 603,167	$ 810,511
Net realized gain (loss)	1,823	301
Net increase in net assets resulting from operations	604,990	810,812
Distributions to shareholders from net investment income	(603,152)	(810,497)
Share transactions - net increase (decrease)	3,605,825	3,565,185
Total increase (decrease) in net assets	3,607,663	3,565,500

Net Assets
Beginning of period	19,296,350	15,730,850
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $204, respectively)	$ 22,904,013	$ 19,296,350

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.029	.047	.042	.023	.006
Distributions from net investment income	(.029)	(.047)	(.042)	(.023)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.97%	4.82%	4.28%	2.29%	.61%
Ratios to Average Net Assets B
Expenses before reductions	.74%	.74%	.75%	.75%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.70%
Net investment income	2.90%	4.72%	4.23%	2.28%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 9,562	$ 8,467	$ 6,741	$ 5,065	$ 4,906

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.045	.039	.020	.004
Distributions from net investment income	(.027)	(.045)	(.039)	(.020)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.71%	4.56%	4.02%	2.03%	.36%
Ratios to Average Net Assets B
Expenses before reductions	.99%	.99%	1.00%	1.00%	.99%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.95%	.95%	.95%	.95%	.95%
Net investment income	2.65%	4.47%	3.98%	2.03%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 13,342	$ 10,829	$ 8,990	$ 7,460	$ 6,727

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/08	% of fund's investments 4/30/08	% of fund's investments 10/31/07
0 - 30	73.0	83.1	83.8
31 - 90	9.2	7.6	3.0
91 - 180	6.6	6.4	3.0
181 - 397	11.2	2.9	10.2
Weighted Average Maturity
	10/31/08	4/30/08	10/31/07
Tax-Exempt Fund	37 Days	26 Days	39 Days
All Tax-Free Money Market Funds Average *	29 Days	25 Days	30 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
Variable Rate Demand Notes (VRDNs) 49.2%	Variable Rate Demand Notes (VRDNs) 78.3%
Commercial Paper (including CP Mode) 10.8%	Commercial Paper (including CP Mode) 6.7%
Tender Bonds 0.8%	Tender Bonds 1.5%
Municipal Notes 10.9%	Municipal Notes 9.4%
Fidelity Tax-Free Cash Central Fund 1.2%	Fidelity Tax-Free Cash Central Fund 1.6%
Municipal Bonds 1.7%	Municipal Bonds 1.6%
Net Other Assets 25.4%	Net Other Assets 0.9%

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 74.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Series Putters 2403, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,995	9,995
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (c)	6,100	6,100
		26,095
Alaska - 0.6%
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	14,600	14,614
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 1.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,275	12,275
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.55%, VRDN (c)	19,000	19,000
(ExxonMobil Proj.) Series 2001, 0.54% (Exxon Mobil Corp. Guaranteed), VRDN (c)	1,885	1,885
		47,774
Arizona - 2.3%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 1.8%, LOC Lloyds TSB Bank PLC, VRDN (c)	6,500	6,500
Series 2008 B, 1.42%, LOC Lloyds TSB Bank PLC, VRDN (c)	3,400	3,400
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,985
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	32,125	32,125
Series 2008 E, 2%, LOC Landesbank Baden-Wuert, VRDN (c)	7,300	7,300
(Catholic Healthcare West Proj.) Series 2008 C, 1.45%, LOC Bank of America NA, VRDN (c)	26,400	26,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A, 3.25% 11/3/08, LOC Dexia Cr. Local de France, CP	6,600	6,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 1.94%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,565	4,565
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 2.82% (Liquidity Facility Bank of America NA) (c)(f)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 0141, 1.86% (Liquidity Facility Citibank NA) (c)(f)	$ 9,800	$ 9,800
Series EGL 06 14 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	6,200	6,200
Series EGL 07 0012, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,850	13,850
Series Putters 3242, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,200	4,200
Series B, 1.75% 1/15/09, CP	31,100	31,100
Series C:
1.8% 11/25/08, CP	6,800	6,800
1.8% 11/26/08, CP	7,500	7,500
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 1.8% (Assured Guaranty Corp. Insured), VRDN (c)	8,200	8,200
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 2% tender 11/5/08, CP mode	8,560	8,560
		191,835
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,920	4,920
California - 1.4%
California Econ. Recovery Series 2004 C2, 0.6% (Liquidity Facility Bank of America NA), VRDN (c)	1,600	1,600
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 J, 1.22%, LOC Bank of America NA, VRDN (c)	7,860	7,860
Series 2004 K, 1.3%, LOC Bank of America NA, VRDN (c)	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.:
(India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 0.6%, LOC Bank of America NA, VRDN (c)	1,650	1,650
(Orange County Performing Arts Ctr. Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (c)	25,300	25,300
(The Contemporary Jewish Museum Proj.) Series 2006, 0.6%, LOC Bank of America NA, VRDN (c)	2,500	2,500
California Statewide Communities Dev. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 F, 1.22%, LOC Bank of America NA, VRDN (c)	5,000	5,000
(North Peninsula Jewish Campus Proj.) 0.6%, LOC Bank of America NA, VRDN (c)	1,695	1,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Ranch Wtr. District Rev. (District #140, 240, 105, 250 Impt. Proj.) Series 1993, 0.9%, LOC Bank of America NA, VRDN (c)	$ 4,900	$ 4,900
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.5%, LOC Societe Generale, VRDN (c)	3,100	3,100
Sacramento County Sanitation District Fing. Auth. Rev.:
(Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (c)	9,105	9,105
Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (c)	4,700	4,700
Series 2008 D, 0.6%, LOC Bank of America NA, VRDN (c)	1,500	1,500
Series 2008 C, 0.6%, LOC Bank of America NA, VRDN (c)	15,500	15,500
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.4%, LOC Bank of America NA, VRDN (c)	30,000	30,000
		119,410
Colorado - 2.6%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,215	15,215
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	4,625	4,625
Series BA 08 1090, 2.82% (Liquidity Facility Bank of America NA) (c)(f)	10,500	10,500
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.9%, LOC JPMorgan Chase Bank, VRDN (c)	37,065	37,065
(Catholic Health Initiatives Proj.):
Series 2000, 1.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,000	6,000
Series 2004 B1, 1.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	2,400	2,400
Series 2004 B2, 1.83% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	9,600	9,600
Series B3, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	25,365	25,365
Series B6, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	8,400	8,400
Colorado Springs Utils. Rev. Series 2000 A, 1.4%, VRDN (c)	53,950	53,950
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 1.8%, LOC Compass Bank, VRDN (c)	$ 10,000	$ 10,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 1.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	28,100	28,100
		218,220
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 4% tender 11/7/08, CP mode	1,500	1,500
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 1.45%, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Wesleyan Univ. Proj.) Series D, 1.35% (Liquidity Facility Bank of America NA), VRDN (c)	23,700	23,700
(Yale Univ. Proj.) Series U1, 1%, VRDN (c)	3,000	3,000
		53,600
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 5%, VRDN (c)	3,500	3,500
Series 1999 A, 2.75%, VRDN (c)	3,800	3,800
		7,300
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Series 2001 C, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	19,335	19,335
Series 2008 A, 1.5%, LOC Allied Irish Banks PLC, VRDN (c)	10,855	10,855
Series 2008 B, 1.5%, LOC Bank of America NA, VRDN (c)	8,000	8,000
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 1.55% tender 12/17/08, LOC JPMorgan Chase Bank, CP mode	3,000	3,000
(Nat'l. Academy of Sciences Proj.) 1.65% tender 3/10/09, LOC Bank of America NA, CP mode	20,000	20,000
(Carnegie Endowment for Int'l. Peace Proj.) Series 2006, 1.75%, LOC Allied Irish Banks PLC, VRDN (c)	16,475	16,475
(The AARP Foundation Proj.) Series 2004, 1.5%, LOC Bank of America NA, VRDN (c)	1,450	1,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 1.5%, LOC Bank of America NA, VRDN (c)	$ 4,600	$ 4,600
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 1.5%, LOC Bank of America NA, VRDN (c)	25,960	25,960
		109,675
Florida - 8.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A:
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	6,900	6,900
2.85% tender 12/2/08, LOC Bank of America NA, CP mode	6,900	6,900
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,087
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 1.75%, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County School District TAN 3.5% 9/30/09 (b)	27,500	27,918
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	3,025	3,025
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (c)	7,300	7,300
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	6,615	6,615
Series BBT 08 16, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	10,845	10,845
Series EGL 7050054 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R 482, 1.85% (Liquidity Facility Citibank NA) (c)(f)	9,650	9,650
Series ROC II R 6037, 1.85% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,620	2,620
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.79% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	11,100	11,287
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 9,460	$ 9,460
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 1.78% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,775	12,775
Hillsborough County Cap. Impt. Prog. Rev. Series A, 2.1% 11/20/08, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County School District TAN 2.75% 6/30/09 (b)	12,000	12,083
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	6,750	6,750
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F:
1.65% tender 11/20/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
1.72% tender 12/11/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 1.2%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2004, 0.75%, LOC Bank of America NA, VRDN (c)	27,500	27,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992, 1.83% tender 12/9/08, CP mode	14,600	14,600
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 1.77%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,000	10,000
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 08 1125X, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	5,675	5,675
Series DBE 530, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,245	6,245
Miami-Dade County School District:
RAN 2.5% 1/30/09	33,650	33,700
TAN 3% 4/15/09	65,200	65,572
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 1.52%, LOC Bank of America NA, VRDN (c)	6,270	6,270
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 1.75%, VRDN (c)	13,800	13,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 699, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 9,660	$ 9,660
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 1.7%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 1.7%, LOC Commerce Bank NA (OLD), VRDN (c)	13,700	13,700
(Planned Parenthood Proj.) Series 2002, 1.7%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 1.8%, LOC Northern Trust Co., Chicago, VRDN (c)	6,050	6,050
Palm Beach County School District:
TAN 3.75% 9/23/09	61,700	62,596
1.6% 12/11/08, LOC Bank of America NA, CP	15,000	15,000
1.72% 12/19/08, LOC Bank of America NA, CP	27,300	27,300
Panama City Beach Participating VRDN Series Solar 2006 129, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,045	9,045
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 1.5%, LOC Bank of America NA, VRDN (c)	14,100	14,100
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,035	1,035
Sunshine State Govt. Fing. Commission Rev.:
Series 2007 J, 1.67% 2/6/09, CP	2,008	2,008
Series H:
1.68% 12/11/08, CP	3,500	3,500
1.68% 12/11/08, CP	10,000	10,000
2.4% 11/6/08, CP	9,000	9,000
2.5% 11/6/08, CP	12,500	12,500
Series L:
1.67% 12/11/08, LOC Dexia Cr. Local de France, CP	11,210	11,210
1.75% 12/10/08, LOC Dexia Cr. Local de France, CP	12,700	12,700
Volusia County School District TAN 3% 9/9/09	15,000	15,173
		682,549
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.75%, LOC Bank of America NA, VRDN (c)	4,100	4,100
Series 2005 B, 0.75%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Series 2006 3, 1.85% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	$ 4,200	$ 4,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 2.75% 3/25/09, CP	23,000	23,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 1.4%, LOC Fannie Mae, VRDN (c)	11,000	11,000
Fulton Co. Gen. Oblig. TAN 2.5% 12/31/08	14,200	14,199
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
(Pace Academy, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	9,000	9,000
Fulton County School District TAN 3% 12/31/08	14,100	14,117
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,000	16,000
Series 2008 D, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,000	16,000
Series 2008 F, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,800	16,800
Series 2008 G, 1.8%, LOC Bayerische Landesbank, VRDN (c)	15,430	15,430
Series 2008 H, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,300	16,300
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	9,995	9,995
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (c)	9,000	9,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 1.4%, LOC Bayerische Landesbank, VRDN (c)	23,000	23,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 1.45%, LOC Fannie Mae, VRDN (c)	3,800	3,800
		211,941
Illinois - 3.9%
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 11283, 1.85% (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Chicago Wastewtr. Transmission Rev. Series 2008 C1, 1.25%, LOC Harris NA, VRDN (c)	12,000	12,000
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,074
DuPage County Rev. (Morton Arboretum Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	6,200	6,200
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 1.95%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Glenwood School for Boys Proj.) Series 1998, 2%, LOC Harris NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series MACN 05 D, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	7,010	7,010
Series ROC II R 12043, 1.86% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 1.95%, LOC JPMorgan Chase Bank, VRDN (c)	5,700	5,700
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 1.8%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	18,200	18,200
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (c)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (c)	5,685	5,685
(Alexian Brothers Health Sys. Proj.) Series 2004, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
(Chicago Historical Society Proj.) Series 2006, 1.73%, LOC JPMorgan Chase Bank, VRDN (c)	5,400	5,400
(Chicago Symphony Orchestra Proj.) Series 2008, 1.7%, LOC RBS Citizens NA, VRDN (c)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)	14,300	14,300
Series 2008 D, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	19,500	19,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.):
Series 2008 B, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	$ 24,580	$ 24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 1.4%, LOC Wells Fargo Bank NA, VRDN (c)	5,700	5,700
(Resurrection Health Care Sys. Proj.) Series 2008 A, 2%, LOC LaSalle Bank NA, VRDN (c)	3,000	3,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 1.85%, LOC Banco Santander SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig.:
Bonds Series 2008, 5% 4/1/09	5,000	5,066
Participating VRDN Series MACN 06 L, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	8,700	8,700
Series 1995, 1.5% tender 3/26/09, CP mode	4,300	4,300
1.5% tender 4/9/09, CP mode	3,500	3,500
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 1.8%, LOC Bank of America NA, VRDN (c)	1,900	1,900
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 1.75%, LOC LaSalle Bank NA, VRDN (c)	6,475	6,475
Series 2003 B, 1.75%, LOC LaSalle Bank NA, VRDN (c)	21,695	21,695
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series ROC II R 606PB, 2.34% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,750	6,750
Lake County Forest Preservation District Bonds 0% 12/1/08	12,505	12,486
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.2%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Univ. of Illinois Univ. Revs.:
Participating VRDN Series EGL 06 124, 2.03% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
(UIC South Campus Dev. Proj.) Series 2008, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
		322,841
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.3%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 1.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 10,000	$ 10,000
Indiana Dev. Fin. Auth. Envir. Rev. 2%, LOC Royal Bank of Scotland PLC, VRDN (c)	11,800	11,800
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 1.48%, LOC JPMorgan Chase Bank, VRDN (c)	8,825	8,825
(Hanover College Proj.) Series B, 1.78%, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.):
Series 2008 D, 1.47%, LOC Bank of America NA, VRDN (c)	11,500	11,500
Series 2008 G, 1.5%, LOC Bank of New York, New York, VRDN (c)	5,250	5,250
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 B, 1.75%, LOC Allied Irish Banks PLC, VRDN (c)	16,500	16,500
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 1.15%, VRDN (c)	11,400	11,400
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 1.48%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2006, 1.5%, LOC Bank of America NA, VRDN (c)	5,000	5,000
1.5%, LOC Bank of America NA, VRDN (c)	10,045	10,045
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
		108,820
Iowa - 0.1%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,450	6,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	$ 1,700	$ 1,700
Series III, 2.34% 4/1/09	15,100	15,100
		16,800
Kentucky - 0.4%
Kentucky Asset/Liability Commission Road Fund Bonds First Series A:
1.63% tender 12/4/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
3.25% tender 11/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	4,600	4,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,550	1,550
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 1.75% (Assured Guaranty Corp. Insured), VRDN (c)	8,555	8,555
		36,705
Louisiana - 1.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 06 30, 2.34% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	20,000	20,000
Louisiana Gen. Oblig. Series 2008 A, 1.4%, LOC BNP Paribas SA, VRDN (c)	38,900	38,900
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	9,575	9,575
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 1.82%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (c)	30,000	30,000
Series 2008 A, 2%, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.83% tender 12/11/08, CP mode	$ 12,700	$ 12,700
(Dow Chemical Co. Proj.) Series 1994 B, 1.35%, VRDN (c)	18,700	18,700
		148,875
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,010	8,010
Maryland - 3.0%
Anne Arundel County Gen. Oblig.:
Participating VRDN Series BBT 08 10, 1.7% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	13,805	13,805
Series A, 1.65% 12/1/08, CP	25,000	25,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.9% tender 11/5/08, CP mode	16,500	16,500
Baltimore County Gen. Oblig. 1.68% 12/4/08 (Liquidity Facility BNP Paribas SA), CP	25,900	25,900
Howard County Gen. Oblig. 1.8% 12/11/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2006 A, 5% 3/1/09	3,000	3,030
Series 2004, 5% 2/1/09	3,000	3,022
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,850	3,850
(Adventist Healthcare Proj.) Series 2005 A, 1.7%, LOC LaSalle Bank NA, VRDN (c)	3,000	3,000
(Mercy Med. Ctr. Proj.) Series 2007 C, 1.45%, LOC Bank of America NA, VRDN (c)	38,600	38,600
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 1.58%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	15,000	15,000
(Villa Julie College, Inc. Proj.) Series 2005, 1.45%, LOC Bank of America NA, VRDN (c)	16,260	16,260
Series F, 1.6% 11/4/08, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 1.9%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	12,570	12,570
Montgomery County Gen. Oblig. Series 2002, 1.7% 12/4/08, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 1.5%, LOC Fannie Mae, VRDN (c)	$ 2,840	$ 2,840
Prince George's County Rev. (Collington Episcopal Proj.) Series A, 1.7%, LOC LaSalle Bank NA, VRDN (c)	9,470	9,470
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series A, 5% 4/1/09	4,220	4,279
		248,626
Massachusetts - 0.2%
Massachusetts Health & Edl. Facilities Auth. Rev. (Harvard Univ. Proj.) Series Y, 0.75%, VRDN (c)	9,500	9,500
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 11319, 2.33% (Liquidity Facility Citibank NA) (c)(f)	4,005	4,005
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,020
		20,525
Michigan - 2.2%
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	23,900	24,065
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.81%, LOC RBS Citizens NA, VRDN (c)	7,140	7,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 1.43% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	23,000	23,000
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B3, 1.45%, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 1.92%, LOC Banco Santander SA, VRDN (c)	6,300	6,300
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 1.6%, LOC Bank of Nova Scotia, VRDN (c)	3,900	3,900
(Dow Chemical Co. Proj.) Series 2003 B1, 1.95%, VRDN (c)	38,015	38,015
(Van Andel Research Institute Proj.) 1.75%, LOC Bank of America NA, VRDN (c)	75,000	75,000
		182,920
Minnesota - 1.1%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 1.8%, LOC Freddie Mac, VRDN (c)	5,000	5,000
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/09	4,965	5,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Bonds: - continued
5% 8/1/09	$ 14,000	$ 14,315
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.89%, LOC Fannie Mae, VRDN (c)	2,450	2,450
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 1.75%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Series 2008 A2, 1.2%, LOC Wells Fargo Bank NA, VRDN (c)	15,000	15,000
Series 2008 A3, 1.6%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Rochester Health Care Facilities Rev. Series 2008 C, 1.72% 12/12/08, CP	10,000	10,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 1.73% (Assured Guaranty Corp. Insured), VRDN (c)	6,305	6,305
Univ. of Minnesota:
Series 1999 A, 1.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,320	4,320
Series 2001 C, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,340	14,340
		94,020
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 1.6% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	26,680	26,680
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 1.5%, LOC Bank of America NA, VRDN (c)	32,000	32,000
Series 2008 A2, 1.5%, LOC Bank of America NA, VRDN (c)	13,525	13,525
		72,205
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 1.6%, LOC JPMorgan Chase Bank, VRDN (c)	2,650	2,650
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 1.48%, LOC Bank of America NA, VRDN (c)	14,300	14,300
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,960	2,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 1.86% (Liquidity Facility Citibank NA) (c)(f)	$ 6,000	$ 6,000
(Saint Louis Univ. Proj.) Series 2008 B2, 1.2%, LOC Bank of America NA, VRDN (c)	2,540	2,540
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group Proj.) Series 2001 A, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	30,475	30,475
(BJC Health Sys. Proj.) Series 2008 D, 1.2%, VRDN (c)	21,400	21,400
(SSM Health Care Sys. Proj.):
Series 2005 A1, 1.48%, LOC Bank of America NA, VRDN (c)	2,600	2,600
Series 2005 C2, 1.48%, LOC Bank of America NA, VRDN (c)	9,400	9,400
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	8,500	8,500
(Lutheran Sr. Services Proj.) Series 2008, 1.7%, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,000	9,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 1.86% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,000	19,000
		128,825
Nebraska - 0.8%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 1.8% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	11,135	11,135
Nebraska Pub. Pwr. District Rev. Bonds Series 2005 B2, 5% 1/1/09	4,800	4,819
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 1.95% (Liquidity Facility Citibank NA) (c)(f)	18,000	18,000
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 1.5% (Liquidity Facility Citibank NA) (c)(f)	9,930	9,930
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 1.5% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	23,120	23,120
		67,004
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 D2, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D3, 1.8%, LOC Bayerische Landesbank, VRDN (c)	$ 14,350	$ 14,350
Clark County Fuel Tax:
Participating VRDN Series Putters 1309, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,235	4,235
Series 2008 A:
1.6% 12/11/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
1.7% 12/11/08, LOC BNP Paribas SA, CP	3,600	3,600
1.7% 12/11/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 2.5% 11/6/08, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		53,185
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 1.8%, LOC Bank of America NA, VRDN (c)	2,610	2,610
New Jersey - 2.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 1.78%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	16,900	16,900
Series 2008 X, 1%, LOC Bank of America NA, VRDN (c)	16,225	16,225
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	157,200	158,579
		191,704
New Mexico - 0.2%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 1.5%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	6,200	6,200
Series 2008 B1, 1.5%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	11,600	11,600
		17,800
New York - 1.8%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 08 23, 1.89% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 25,175	$ 25,175
Series ROC II R 406, 1.84% (Liquidity Facility Citibank NA) (c)(f)	13,000	13,000
Series ROC II R 441, 1.84% (Liquidity Facility Citibank NA) (c)(f)	13,500	13,500
Series 2006 AA1, 1.05% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	57,450	57,450
Series 2008 B3, 0.7% (Liquidity Facility Bank of America NA), VRDN (c)	1,000	1,000
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	17,800	17,800
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,056
		148,981
North Carolina - 2.9%
Charlotte Gen. Oblig. Series 2007, 1.5% (Liquidity Facility KBC Bank NV), VRDN (c)	5,000	5,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, 1.25% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 1.5% (Liquidity Facility Bank of America NA), VRDN (c)	5,540	5,540
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,006
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	7,175	7,175
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	5,085	5,085
(High Point Univ. Rev.) 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 07 0015, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,890	10,890
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 1.5%, LOC Bank of America NA, VRDN (c)	5,645	5,645
(Queens College Proj.) Series 1999 B, 1.83%, LOC Bank of America NA, VRDN (c)	3,290	3,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	$ 2,200	$ 2,271
Series 2002 D, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,200	4,200
Series 2002 E, 1.65% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	19,885	19,885
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series A, 5% 5/1/09	2,370	2,409
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 10313, 1.92% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
(Wake Forest Univ. Proj.) Series 2008 C, 1.5%, LOC Bank of America NA, VRDN (c)	5,100	5,100
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 1.75%, LOC Bank of America NA, VRDN (c)	20,300	20,300
Series 2003 B, 1.75%, LOC Bank of America NA, VRDN (c)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 1.5%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 1.85% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	6,900	6,900
Series BBT 08 19, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	25,825	25,825
Series EGL 05 3014 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
Wake County Gen. Oblig.:
BAN 3.5% 10/15/09	34,600	35,184
Series 2007 A, 1.4% (Liquidity Facility Bank of America NA), VRDN (c)	1,100	1,100
		239,005
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 1.9% (Assured Guaranty Corp. Insured), VRDN (c)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.3%
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 1.63%, LOC JPMorgan Chase Bank, VRDN (c)	$ 8,050	$ 8,050
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	28,500	28,500
Miamisburg City School District BAN:
Series 2008, 3.5% 7/28/09	3,800	3,818
2.5% 11/13/08	12,600	12,603
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series B2, 1.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	6,815	6,815
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.5%, VRDN (c)	4,300	4,300
Ohio Gen. Oblig.:
Bonds Series A, 5.5% 12/1/08	5,000	5,018
Participating VRDN Series Putters 02 306, 1.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,425	12,425
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B5, 2.2% 2/5/09, CP	18,650	18,650
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 1.5%, LOC Allied Irish Banks PLC, VRDN (c)	6,000	6,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 A, 2%, LOC Allied Irish Banks PLC, VRDN (c)	34,375	34,375
Series 2008 C, 1.43%, LOC Wells Fargo Bank NA, VRDN (c)	17,500	17,500
Series 2008 D, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)	28,300	28,300
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	4,500	4,507
		190,861
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 1.38%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Univ. Hosps Trust Rev. Series 2005 A, 1.5%, LOC Bank of America NA, VRDN (c)	10,250	10,250
		20,250
Oregon - 1.1%
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 1.75%, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
(PeaceHealth Proj.) Series 2008 A, 1.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)	27,510	27,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 1.9%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	$ 19,410	$ 19,410
Series 2004 B, 1.9%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	6,100	6,100
Salem Wtr. & Swr. Rev. 1.85% 11/3/08, LOC Fortis Banque SA, CP	16,000	16,000
		89,020
Pennsylvania - 3.0%
Allegheny County Series C58A, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	21,395	21,395
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2008 A, 1.35%, LOC Allied Irish Banks PLC, VRDN (c)	9,855	9,855
Series 2008 B, 1.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	10,895	10,895
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (c)	15,100	15,100
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 1.7%, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 1.85% (Liquidity Facility Citibank NA) (c)(f)	10,475	10,475
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.72%, LOC Bank of America NA, VRDN (c)	6,500	6,500
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) 1.75%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.8%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.6% tender 12/11/08, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 1.84%, LOC UniCredit SpA, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 1.8% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,195	2,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(King's College Proj.) Series 2001 H6, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	$ 2,500	$ 2,500
(Marywood Univ. Proj.) Series A, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,900	2,900
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 1.75%, LOC Bank of America NA, VRDN (c)	11,600	11,600
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 1.63%, LOC Bank of America NA, VRDN (c)	28,925	28,925
Series 2008 B4, 1.5%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Philadelphia School District:
Series 2008 A1, 1.45%, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2008 A3, 1.5%, LOC Bank of America NA, VRDN (c)	6,800	6,800
Series 2008 D1, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	13,000	13,000
Series 2008 D2, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,700	4,700
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.15%, VRDN (c)	18,100	18,100
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	30,800	30,800
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	8,100	8,100
		254,340
Rhode Island - 0.5%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,450	12,450
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Care New England Health Sys. Proj.) Series 2008 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (c)	11,755	11,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 2%, LOC TD Banknorth, N.A., VRDN (c)	10,400	10,400
(Roger Williams Univ. Proj.) Series 2008 B, 1.5%, LOC Bank of America NA, VRDN (c)	5,000	5,000
		39,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.7%
Beaufort County School District BAN Series C, 2.5% 11/6/09 (b)	$ 31,155	$ 31,446
Charleston Wtrwks. & Swr. Rev. Series A, 1.5% (Liquidity Facility Bank of America NA), VRDN (c)	11,405	11,405
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 1.6% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,440	7,440
Horry County School District Participating VRDN Series ROC II R 754 PB, 2.34% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,650	5,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.4%, VRDN (c)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.55%, LOC Bank of America NA, VRDN (c)	5,900	5,900
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 2%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 2%, LOC Bank of America NA, VRDN (c)	16,450	16,450
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 1.6%, LOC Bank of America NA, VRDN (c)	7,950	7,950
Series 2003 B2, 1.7%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2% tender 11/3/08, CP mode	7,200	7,200
		139,231
Tennessee - 1.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	8,995	8,995
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.):
Series 2005, 0.8%, LOC Bank of America NA, VRDN (c)	2,400	2,400
Series 2008, 0.8%, LOC Bank of America NA, VRDN (c)	1,350	1,350
Series 1994, 1.5%, LOC Bank of America NA, VRDN (c)	4,105	4,105
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Memphis Gen. Oblig. Bonds Series 2002, 5.25% 11/1/08	6,175	6,175
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 1.5%, LOC Bank of America NA, VRDN (c)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.8%, LOC Bank of America NA, VRDN (c)	$ 3,910	$ 3,910
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Shelby County Gen. Oblig.:
Series 2004 B, 1.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	53,285	53,285
Series 2008 A, 1.75% 12/9/08, CP	17,800	17,800
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 1.7% (Assured Guaranty Corp. Insured), VRDN (c)	22,900	22,900
		161,220
Texas - 13.2%
Bastrop Independent School District Participating VRDN Series ROC II R 492, 1.85% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 1.35%, VRDN (c)	11,600	11,600
Caddo Mills Independent School District Participating VRDN Series DB 473, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,264	5,264
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 07 0020, 2.33% (Liquidity Facility Bayerische Landesbank) (c)(f)	19,800	19,800
Dallas Independent School District TAN 3% 2/13/09	9,700	9,729
Dallas North Texas Tollway Auth. Series A:
1.62% 11/4/08, LOC Bank of America NA, CP	20,000	20,000
1.7% 12/4/08, LOC Bank of America NA, CP	30,000	30,000
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 2.82% (Liquidity Facility Bank of America NA) (c)(f)	6,430	6,430
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 1.87% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Harris County Ind. Dev. Corp. 1.8%, LOC Royal Bank of Canada, VRDN (c)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 1.25%, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.): - continued
Series 2008 D, 1.25%, LOC Compass Bank, VRDN (c)	$ 25,000	$ 25,000
Harris County Flood Cont. District Participating VRDN:
Series ROC II R 11313, 1.85% (Liquidity Facility Citibank NA) (c)(f)	8,555	8,555
Series ROC II R 12099, 1.84% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,300	33,300
Harris County Gen. Oblig.:
Participating VRDN Series ROC II R 11314, 1.85% (Liquidity Facility Citibank NA) (c)(f)	5,780	5,780
Series C, 1.7% 12/11/08, CP	28,000	28,000
TAN Series 2008, 3% 2/26/09	18,500	18,574
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 B, 1.49%, LOC JPMorgan Chase Bank, VRDN (c)	8,825	8,825
Series 2008 A, 1.85%, LOC Compass Bank, VRDN (c)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 1.76%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev. Bonds Series 2008, 3% 2/15/09	1,845	1,852
Houston Gen. Oblig.:
Series A, 1.67% 2/6/09, LOC Bank of New York, New York, CP	3,400	3,400
Series E1, 2.05% 11/5/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	20,000	20,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 1.88% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
(Rice Univ. Proj.):
Series 2006 B, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,770	9,770
Series 2008 A, 0.8%, VRDN (c)	2,000	2,000
Series 2008 B, 1.2%, VRDN (c)	7,000	7,000
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 2.57% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,525	2,525
Series 2004 A:
5% 11/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 A:
5% 11/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 23,900	$ 23,900
Series 2008 A1, 1.5%, LOC Bank of America NA, VRDN (c)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 1.77% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series Putters 2616, 1.85% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,325	5,325
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 1.7%, LOC Allied Irish Banks PLC, VRDN (c)	12,000	12,000
Lewisville Independent School District Participating VRDN Series SGA 134, 1.8% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A:
3.5% 11/5/08 (Liquidity Facility JPMorgan Chase Bank), CP	11,700	11,700
4% 11/12/08 (Liquidity Facility JPMorgan Chase Bank), CP	26,200	26,200
4% 11/12/08 (Liquidity Facility JPMorgan Chase Bank), CP	12,700	12,700
Plano Independent School District Participating VRDN Series SGA 128, 1.8% (Liquidity Facility Societe Generale) (c)(f)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.89% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.8% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
San Antonio Elec. & Gas Participating VRDN Series DB 602, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,370	8,370
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,390	5,390
Series SG 104, 1.88% (Liquidity Facility Societe Generale) (c)(f)	5,490	5,490
Series SG 105, 1.88% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series 2003, 2.05% (Liquidity Facility Bank of America NA), VRDN (c)	12,600	12,600
Series A, 1.6% 12/11/08, CP	52,400	52,400
San Antonio Wtr. Sys. Rev. Series 2001 A, 1.73% 12/4/08, CP	4,615	4,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 1.5%, LOC Compass Bank, VRDN (c)	$ 9,400	$ 9,400
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 1.86% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series EGL 07 90, 1.84% (Liquidity Facility Citibank NA) (c)(f)	25,000	25,000
Series Putters 2481, 1.83% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	2,200	2,200
Series Putters 2490, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,850	1,850
Series Putters 2615, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,900	9,900
Series SG 152, 1.3% (Liquidity Facility Societe Generale) (c)(f)	9,970	9,970
TRAN Series 2008, 3% 8/28/09	250,000	252,817
Texas Pub. Fin. Auth. Series 2002 A, 1.87% 12/11/08 (Liquidity Facility Texas Gen. Oblig.), CP	4,100	4,100
Texas Pub. Fin. Auth. Rev. Series 2003, 1.9% 12/9/08, CP	23,000	23,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series ROC II R 11273, 1.85% (Liquidity Facility Citibank NA) (c)(f)	19,000	19,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 1.8%, LOC Bank of Scotland PLC, VRDN (c)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,150	4,150
Series 2008 B:
1% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	30,740	30,740
1% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	24,400	24,400
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 1.66% 2/3/09, CP	12,000	12,000
		1,102,296
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3:
1.9% 12/4/08 (Liquidity Facility Bank of Nova Scotia), CP	8,750	8,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3: - continued
4.5% 11/7/08 (Liquidity Facility Bank of Nova Scotia), CP	$ 9,100	$ 9,100
Utah Gen. Oblig. Bonds Series 2003 A, 4.5% 7/1/09	5,500	5,588
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,765	5,765
		29,203
Virginia - 1.7%
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.):
Series A, 1.5% (Liquidity Facility Bank of America NA), VRDN (c)	3,545	3,545
Series B, 1.58% (Liquidity Facility Bank of America NA), VRDN (c)	3,330	3,330
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	11,600	11,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 1.8%, LOC Landesbank Baden-Wuert, VRDN (c)	6,960	6,960
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 1.25%, VRDN (c)	20,100	20,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 3.75% tender 11/3/08, CP mode	4,000	4,000
Series 1987, 3.7% tender 11/12/08, CP mode	18,000	18,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.9%, LOC Bank of America NA, VRDN (c)	4,500	4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 1.44%, LOC Bank of America NA, VRDN (c)	4,800	4,800
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 1.99% (Liquidity Facility Citigroup, Inc.) (c)(f)	24,310	24,310
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	7,580	7,580
Series 2003 A, 1.3%, VRDN (c)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	$ 10,635	$ 10,715
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 1.5% (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
Virginia Gen. Oblig. Bonds Series 2005 A, 4% 6/1/09	5,055	5,112
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,970	3,970
Series ROC II R 11010, 1.85% (Liquidity Facility Citibank NA) (c)(f)	5,415	5,415
		144,857
Washington - 0.7%
King County Gen. Oblig.:
Participating VRDN Series Putters 2541, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,845	2,845
BAN 3% 3/1/09	8,400	8,429
Seattle Gen. Oblig. Bonds Series A, 5.5% 3/1/09	1,000	1,012
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series A, 3.75% 8/5/09 (b)	9,000	9,096
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 1.65%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Series ROC II R 759 PB, 2.34% (Liquidity Facility Deutsche Postbank AG) (c)(f)	7,995	7,995
Series VR 96 A, 1.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	2,400	2,400
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 1.5%, LOC Bank of America NA, VRDN (c)	12,475	12,475
(PeaceHealth Proj.) Series 2008 B, 1.35%, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.55%, LOC Bank of America NA, VRDN (c)	1,800	1,800
		60,052
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 1.8%, LOC Royal Bank of Scotland PLC, VRDN (c)	$ 6,665	$ 6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 C, 0.8%, LOC Bank of America NA, VRDN (c)	2,500	2,500
		9,165
Wisconsin - 1.2%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,544
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 1.8%, LOC Wells Fargo Bank NA, VRDN (c)	9,100	9,100
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,405	6,405
1.75% 12/11/08, CP	19,513	19,513
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) Series 2008, 1.68%, tender 4/15/09 (c)	11,800	11,800
(Aurora Health Care, Inc. Proj.) Series C, 2.25%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	17,745	17,745
(Lutheran College Proj.) 1.48%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000	15,000
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 1.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		102,002
	Shares
Other - 1.2%
Fidelity Tax-Free Cash Central Fund, 1.23% (a)(d)	100,401,000	100,401
TOTAL INVESTMENT PORTFOLIO - 74.6% (Cost $6,238,733)		6,238,733
NET OTHER ASSETS - 25.4%		2,127,103
NET ASSETS - 100%		$ 8,365,836
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,120,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 1.6% (Liquidity Facility Wells Fargo & Co.)	11/16/07	$ 7,440
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 1.6% (Liquidity Facility Wells Fargo & Co.)	12/26/07 - 1/25/08	$ 26,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,405

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,138,332)	$ 6,138,332
Fidelity Central Funds (cost $100,401)	100,401
Total Investments (cost $6,238,733)		$ 6,238,733
Cash		2,258,264
Receivable for investments sold		4,220
Receivable for fund shares sold		144,633
Interest receivable		26,484
Distributions receivable from Fidelity Central Funds		200
Prepaid expenses		529
Receivable from investment adviser for expense reductions		83
Other receivables		850
Total assets		8,673,996

Liabilities
Payable for investments purchased Regular delivery	$ 69,072
Delayed delivery	80,544
Payable for fund shares redeemed	151,394
Distributions payable	487
Accrued management fee	1,747
Distribution fees payable	475
Other affiliated payables	4,276
Other payables and accrued expenses	165
Total liabilities		308,160

Net Assets		$ 8,365,836
Net Assets consist of:
Paid in capital		$ 8,364,045
Accumulated undistributed net realized gain (loss) on investments		1,791
Net Assets		$ 8,365,836

Daily Money Class: Net Asset Value, offering price and redemption price per share ($922,052 ÷ 921,278 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($660,040 ÷ 659,511 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,783,744 ÷ 6,781,369 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Interest		$ 177,162
Income from Fidelity Central Funds		3,405
Total income		180,567

Expenses
Management fee	$ 18,675
Transfer agent fees	14,943
Distribution fees	5,511
Accounting fees and expenses	622
Custodian fees and expenses	112
Independent trustees' compensation	29
Registration fees	754
Audit	54
Legal	30
Miscellaneous	287
Total expenses before reductions	41,017
Expense reductions	(8,584)	32,433
Net investment income		148,134
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,649
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		1,657
Net increase in net assets resulting from operations		$ 149,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 148,134	$ 149,600
Net realized gain (loss)	1,657	602
Net increase in net assets resulting from operations	149,791	150,202
Distributions to shareholders from net investment income	(148,140)	(149,597)
Distributions to shareholders from net realized gain	(61)	-
Total distributions	(148,201)	(149,597)
Share transactions - net increase (decrease)	2,616,032	1,951,132
Total increase (decrease) in net assets	2,617,622	1,951,737

Net Assets
Beginning of period	5,748,214	3,796,477
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $2, respectively)	$ 8,365,836	$ 5,748,214

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.030	.027	.016	.005
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.019	.030	.027	.016	.005
Distributions from net investment income	(.019)	(.030)	(.027)	(.016)	(.005)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.019)	(.030)	(.027)	(.016)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.87%	3.07%	2.72%	1.58%	.47%
Ratios to Average Net Assets B, C
Expenses before reductions	.73%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.61%	.54%	.54%	.61%	.69%
Net investment income	1.81%	3.03%	2.70%	1.60%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 922	$ 895	$ 617	$ 575	$ 625

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.028	.024	.013	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.016	.028	.024	.013	.002
Distributions from net investment income	(.016)	(.028)	(.024)	(.013)	(.002)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.016)	(.028)	(.024)	(.013)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.62%	2.81%	2.46%	1.33%	.23%
Ratios to Average Net Assets B, C
Expenses before reductions	.98%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.86%	.82%	.79%	.86%	.93%
Net investment income	1.56%	2.74%	2.45%	1.35%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 660	$ 508	$ 519	$ 524	$ 504

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.021	.033	.029	.018	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.021	.033	.029	.018	.007
Distributions from net investment income	(.021)	(.033)	(.029)	(.018)	(.007)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.021)	(.033)	(.029)	(.018)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.13%	3.32%	2.97%	1.84%	.73%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.36%	.29%	.29%	.36%	.44%
Net investment income	2.06%	3.28%	2.95%	1.85%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 6,784	$ 4,346	$ 2,661	$ 1,856	$ 1,049

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Funds approved the participation by the Funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Funds' market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Funds on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Funds. The Funds paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expires on December 18, 2008. On December 4, 2008, the Funds paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by each Fund without regard to any expense limitation currently in effect for each Fund. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Funds will determine whether the Funds should continue participation in the Program and, if so, the Funds will incur additional participation fees.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 7,463,125	$ -	$ -	$ -
Prime	22,559,669	-	-	-
Tax-Exempt	6,238,733	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury	$ 505	$ -	$ -
Prime	38	-	-
Tax-Exempt	151	-	-

The tax character of distributions paid was as follows:

October 31, 2008
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 71,045	$ -	$ 71,045
Prime	-	603,152	-	603,152
Tax-Exempt	148,140	-	61	148,201
October 31, 2007
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 146,567	$ -	$ 146,567
Prime	-	810,497	-	810,497
Tax-Exempt	149,597	-	-	149,597

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	-%	.25%	$ 6,109	$ 880
Capital Reserves Class	.25%	.25%	10,122	919
Advisor B Class	.75%	.25%	665	513
Advisor C Class	.75%	.25%	1,639	338
			$ 18,535	$ 2,650
Prime
Daily Money Class	-%	.25%	$ 24,094	$ 2,108
Capital Reserves Class	.25%	.25%	61,114	-
			$ 85,208	$ 2,108
Tax-Exempt
Daily Money Class	-%	.25%	$ 2,541	$ 104
Capital Reserves Class	.25%	.25%	2,970	-
			$ 5,511	$ 104

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ 9
Advisor B Class*	$ 386
Advisor C Class*	$ 88
Prime
Daily Money Class	$ 38

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury - Daily Money Class	$ 4,888
Treasury - Capital Reserves Class	4,051
Treasury - Advisor B Class	135
Treasury - Advisor C Class*	330
$ 9,404
Prime - Daily Money Class	$ 19,275
Prime - Capital Reserves Class	24,449
$ 43,724
Tax-Exempt - Daily Money Class	$ 2,035
Tax-Exempt - Capital Reserves Class	1,189
Tax-Exempt - Fidelity Tax-Free Money Market Fund	11,719
$ 14,943

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

Annual Report

6. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Treasury
Daily Money Class	.70%	$ 670
Capital Reserves Class	.95%	570
Advisor B Class	1.45%	21
Advisor C Class	1.45%	47
Prime
Daily Money Class	.70%	$ 3,112
Capital Reserves Class	.95%	3,969
Tax-Exempt
Daily Money Class	.70%	$ 229
Capital Reserves Class	.95%	134
Fidelity Tax-Free Money Market Fund	.45%	1,274

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury	$ -	$	$ -
Daily Money Class		5
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		-
Prime	57		-
Daily Money Class		38
Capital Reserves Class		-
Tax-Exempt	112		622
Daily Money Class		845
Capital Reserves Class		494
Fidelity Tax-Free Money Market Fund		4,874

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury
Daily Money Class	$ 1,403
Capital Reserves Class	1,743
Advisor B Class	107
Advisor C Class	287

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, Tax-Exempt Fund has significantly increased its cash position.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Treasury - Daily Money Class	$ 38,988	$ 64,906
Treasury - Capital Reserves Class	29,710	75,268
Treasury - Advisor B Class	690	2,404
Treasury - Advisor C Class	1,657	3,989
Total	$ 71,045	$ 146,567
Prime - Daily Money Class	$ 278,848	$ 358,838
Prime - Capital Reserves Class	324,304	451,659
Total	$ 603,152	$ 810,497
Tax-Exempt - Daily Money Class	$ 18,517	$ 21,760
Tax-Exempt - Capital Reserves Class	9,361	14,895
Tax-Exempt - Fidelity Tax-Free Money Market Fund	120,262	112,942
Total	$ 148,140	$ 149,597

Annual Report

8. Distributions to Shareholders - continued

Years ended October 31,	2008	2007
From net realized gain
Tax-Exempt - Daily Money Class	$ 9	$ -
Tax-Exempt - Capital Reserves Class	5	-
Tax-Exempt - Fidelity Tax-Free Money Market Fund	47	-
Total	$ 61	$ -

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2008	2007
Treasury - Daily Money Class Shares sold	11,518,248	6,202,331
Reinvestment of distributions	36,996	60,754
Shares redeemed	(9,250,256)	(5,764,006)
Net increase (decrease)	2,304,988	499,079
Treasury - Capital Reserves Class Shares sold	8,864,137	9,263,233
Reinvestment of distributions	28,273	70,562
Shares redeemed	(7,686,308)	(8,591,812)
Net increase (decrease)	1,206,102	741,983
Treasury - Advisor B Class Shares sold	101,358	50,466
Reinvestment of distributions	630	2,149
Shares redeemed	(62,724)	(78,075)
Net increase (decrease)	39,264	(25,460)
Treasury - Advisor C Class Shares sold	328,217	156,702
Reinvestment of distributions	1,574	3,780
Shares redeemed	(193,171)	(146,170)
Net increase (decrease)	136,620	14,312
Prime - Daily Money Class Shares sold	39,259,454	33,595,001
Reinvestment of distributions	269,860	347,439
Shares redeemed	(38,434,605)	(32,216,452)
Net increase (decrease)	1,094,709	1,725,988
Prime - Capital Reserves Class Shares sold	53,579,376	50,127,681
Reinvestment of distributions	316,355	439,768
Shares redeemed	(51,384,615)	(48,728,252)
Net increase (decrease)	2,511,116	1,839,197

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Share Transactions - continued

Years ended October 31,	2008	2007
Tax-Exempt - Daily Money Class Shares sold	4,722,950	3,934,105
Reinvestment of distributions	17,544	20,620
Shares redeemed	(4,713,557)	(3,676,834)
Net increase (decrease)	26,937	277,891
Tax-Exempt - Capital Reserves Class Shares sold	2,765,940	2,580,492
Reinvestment of distributions	9,134	14,579
Shares redeemed	(2,622,724)	(2,606,485)
Net increase (decrease)	152,350	(11,414)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	30,749,743	18,322,614
Reinvestment of distributions	118,196	111,253
Shares redeemed	(28,431,194)	(16,749,212)
Net increase (decrease)	2,436,745	1,684,655

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Fidelity Newbury Street Trust) at October 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 18, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' statement of additional information (SAI) includes more information about the trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trrust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity's Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-
present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2008, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Fund	$22
Tax-Exempt Fund	$1,246,907

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	8.15%
Prime Fund	0.87%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2008 to October 31, 2008 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$49,626,159
Prime Fund	$458,685,846

The funds will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Daily Money Class and Advisor B Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Tax-Exempt Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 15% would mean that 85% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Treasury Fund

Prime Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2007.

Annual Report

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2007.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each of Treasury Fund and Prime Fund ranked equal to its competitive median for 2007, and the total expenses of Capital Reserves Class of Tax-Exempt Fund ranked above its competitive median for 2007.

Advisor B Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2007.

Advisor C Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1208
1.538749.111

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Turmoil has been the watchword for the world's securities markets in 2008, with domestic and international stocks down sharply amid the global credit squeeze. A flight to quality boosted returns for U.S. Treasuries, one of the few asset classes with positive results heading into the latter stages of the year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 to October 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period* May 1, 2008 to October 31, 2008
Daily Money Class	.71%
Actual		$ 1,000.00	$ 1,007.60	$ 3.58**
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.61**
Capital Reserves Class	.96%
Actual		$ 1,000.00	$ 1,006.30	$ 4.84**
HypotheticalA		$ 1,000.00	$ 1,020.31	$ 4.88**
Fidelity Tax-Free Money Market Fund	.46%
Actual		$ 1,000.00	$ 1,008.80	$ 2.32**
HypotheticalA		$ 1,000.00	$ 1,022.82	$ 2.34**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If fees to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds paid in October and December, 2008 (see Note 3 of the Notes to Financial Statements) had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Tax-Exempt Daily Money Class	.74%
Actual		$ 3.74
HypotheticalA		$ 3.77
Capital Reserves Class	.99%
Actual		$ 5.01
HypotheticalA		$ 5.04
Fidelity Tax-Free Money Market Fund	.49%
Actual		$ 2.48
HypotheticalA		$ 2.50

A 5% return per year before expenses

Annual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 10/31/08	% of fund's investments 4/30/08	% of fund's investments 10/31/07
0 - 30	73.0	83.1	83.8
31 - 90	9.2	7.6	3.0
91 - 180	6.6	6.4	3.0
181 - 397	11.2	2.9	10.2
Weighted Average Maturity
	10/31/08	4/30/08	10/31/07
Tax-Exempt Fund	37 Days	26 Days	39 Days
All Tax-Free Money Market Funds Average *	29 Days	25 Days	30 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2008	As of April 30, 2008
Variable Rate Demand Notes (VRDNs) 49.2%	Variable Rate Demand Notes (VRDNs) 78.3%
Commercial Paper (including CP Mode) 10.8%	Commercial Paper (including CP Mode) 6.7%
Tender Bonds 0.8%	Tender Bonds 1.5%
Municipal Notes 10.9%	Municipal Notes 9.4%
Fidelity Tax-Free Cash Central Fund 1.2%	Fidelity Tax-Free Cash Central Fund 1.6%
Municipal Bonds 1.7%	Municipal Bonds 1.6%
Net Other Assets 25.4%	Net Other Assets 0.9%

* Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2008

Showing Percentage of Net Assets

Municipal Securities - 74.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Pub. School & College Auth. Rev. Participating VRDN:
Series Putters 124, 2.32% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 10,000	$ 10,000
Series Putters 2403, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,995	9,995
Chatom Ind. Dev. Board Gulf Opportunity Zone Rev. Bonds (Alabama Elec. Coop., Inc. Proj.) Series 2007 A, 2%, tender 2/1/09 (c)	6,100	6,100
		26,095
Alaska - 0.6%
Anchorage Gen. Oblig. TAN 2.5% 12/30/08	14,600	14,614
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 1.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,275	12,275
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.55%, VRDN (c)	19,000	19,000
(ExxonMobil Proj.) Series 2001, 0.54% (Exxon Mobil Corp. Guaranteed), VRDN (c)	1,885	1,885
		47,774
Arizona - 2.3%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2008 A, 1.8%, LOC Lloyds TSB Bank PLC, VRDN (c)	6,500	6,500
Series 2008 B, 1.42%, LOC Lloyds TSB Bank PLC, VRDN (c)	3,400	3,400
Arizona Ctfs. of Prtn. Bonds Series 2002 B, 5% 9/1/09	4,865	4,985
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 C, 2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	32,125	32,125
Series 2008 E, 2%, LOC Landesbank Baden-Wuert, VRDN (c)	7,300	7,300
(Catholic Healthcare West Proj.) Series 2008 C, 1.45%, LOC Bank of America NA, VRDN (c)	26,400	26,400
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007 A, 3.25% 11/3/08, LOC Dexia Cr. Local de France, CP	6,600	6,600
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 1.94%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,565	4,565
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series BA 08 3511, 2.82% (Liquidity Facility Bank of America NA) (c)(f)	3,750	3,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.: - continued
Participating VRDN:
Series EGL 06 0141, 1.86% (Liquidity Facility Citibank NA) (c)(f)	$ 9,800	$ 9,800
Series EGL 06 14 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	6,200	6,200
Series EGL 07 0012, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,850	13,850
Series Putters 3242, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,200	4,200
Series B, 1.75% 1/15/09, CP	31,100	31,100
Series C:
1.8% 11/25/08, CP	6,800	6,800
1.8% 11/26/08, CP	7,500	7,500
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 1.8% (Assured Guaranty Corp. Insured), VRDN (c)	8,200	8,200
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 2% tender 11/5/08, CP mode	8,560	8,560
		191,835
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	4,920	4,920
California - 1.4%
California Econ. Recovery Series 2004 C2, 0.6% (Liquidity Facility Bank of America NA), VRDN (c)	1,600	1,600
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 J, 1.22%, LOC Bank of America NA, VRDN (c)	7,860	7,860
Series 2004 K, 1.3%, LOC Bank of America NA, VRDN (c)	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.:
(India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 0.6%, LOC Bank of America NA, VRDN (c)	1,650	1,650
(Orange County Performing Arts Ctr. Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (c)	25,300	25,300
(The Contemporary Jewish Museum Proj.) Series 2006, 0.6%, LOC Bank of America NA, VRDN (c)	2,500	2,500
California Statewide Communities Dev. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 F, 1.22%, LOC Bank of America NA, VRDN (c)	5,000	5,000
(North Peninsula Jewish Campus Proj.) 0.6%, LOC Bank of America NA, VRDN (c)	1,695	1,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Irvine Ranch Wtr. District Rev. (District #140, 240, 105, 250 Impt. Proj.) Series 1993, 0.9%, LOC Bank of America NA, VRDN (c)	$ 4,900	$ 4,900
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.5%, LOC Societe Generale, VRDN (c)	3,100	3,100
Sacramento County Sanitation District Fing. Auth. Rev.:
(Sacramento Reg'l. County Sanitation District Proj.):
Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (c)	9,105	9,105
Series 2008 B, 0.6%, LOC Bank of America NA, VRDN (c)	4,700	4,700
Series 2008 D, 0.6%, LOC Bank of America NA, VRDN (c)	1,500	1,500
Series 2008 C, 0.6%, LOC Bank of America NA, VRDN (c)	15,500	15,500
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.4%, LOC Bank of America NA, VRDN (c)	30,000	30,000
		119,410
Colorado - 2.6%
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	15,215	15,215
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	4,625	4,625
Series BA 08 1090, 2.82% (Liquidity Facility Bank of America NA) (c)(f)	10,500	10,500
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.9%, LOC JPMorgan Chase Bank, VRDN (c)	37,065	37,065
(Catholic Health Initiatives Proj.):
Series 2000, 1.8% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	6,000	6,000
Series 2004 B1, 1.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	2,400	2,400
Series 2004 B2, 1.83% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	9,600	9,600
Series B3, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	25,365	25,365
Series B6, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	8,400	8,400
Colorado Springs Utils. Rev. Series 2000 A, 1.4%, VRDN (c)	53,950	53,950
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 1.8%, LOC Compass Bank, VRDN (c)	$ 10,000	$ 10,000
Platte County River Pwr. Auth. (Adjustable Elec. Rev. Proj.) Series S1, 1.47% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	28,100	28,100
		218,220
Connecticut - 0.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 4% tender 11/7/08, CP mode	1,500	1,500
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 1.45%, LOC Bank of America NA, VRDN (c)	2,500	2,500
(Wesleyan Univ. Proj.) Series D, 1.35% (Liquidity Facility Bank of America NA), VRDN (c)	23,700	23,700
(Yale Univ. Proj.) Series U1, 1%, VRDN (c)	3,000	3,000
		53,600
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 5%, VRDN (c)	3,500	3,500
Series 1999 A, 2.75%, VRDN (c)	3,800	3,800
		7,300
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Series 2001 C, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	19,335	19,335
Series 2008 A, 1.5%, LOC Allied Irish Banks PLC, VRDN (c)	10,855	10,855
Series 2008 B, 1.5%, LOC Bank of America NA, VRDN (c)	8,000	8,000
District of Columbia Rev.:
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 1.55% tender 12/17/08, LOC JPMorgan Chase Bank, CP mode	3,000	3,000
(Nat'l. Academy of Sciences Proj.) 1.65% tender 3/10/09, LOC Bank of America NA, CP mode	20,000	20,000
(Carnegie Endowment for Int'l. Peace Proj.) Series 2006, 1.75%, LOC Allied Irish Banks PLC, VRDN (c)	16,475	16,475
(The AARP Foundation Proj.) Series 2004, 1.5%, LOC Bank of America NA, VRDN (c)	1,450	1,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
(The Phillips Collection Issue Proj.) Series 2003, 1.5%, LOC Bank of America NA, VRDN (c)	$ 4,600	$ 4,600
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 1.5%, LOC Bank of America NA, VRDN (c)	25,960	25,960
		109,675
Florida - 8.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 A:
1.82% tender 12/3/08, LOC Bank of America NA, CP mode	6,900	6,900
2.85% tender 12/2/08, LOC Bank of America NA, CP mode	6,900	6,900
Brevard County School Board RAN 2.75% 4/24/09	22,000	22,087
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 1.75%, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County School District TAN 3.5% 9/30/09 (b)	27,500	27,918
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	3,025	3,025
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 2.35%, tender 5/15/09 (c)	7,300	7,300
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 1054, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	6,615	6,615
Series BBT 08 16, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	10,845	10,845
Series EGL 7050054 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R 482, 1.85% (Liquidity Facility Citibank NA) (c)(f)	9,650	9,650
Series ROC II R 6037, 1.85% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,620	2,620
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Putters 2539, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 1.79% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5% 7/1/09	11,100	11,287
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 9,460	$ 9,460
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 1.78% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,775	12,775
Hillsborough County Cap. Impt. Prog. Rev. Series A, 2.1% 11/20/08, LOC State Street Bank & Trust Co., Boston, CP	5,720	5,720
Indian River County School District TAN 2.75% 6/30/09 (b)	12,000	12,083
Jacksonville Econ. Dev. Corp. Rev. (YMCA of Florida's First Coast Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	6,750	6,750
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F:
1.65% tender 11/20/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	18,400	18,400
1.72% tender 12/11/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2003 A, 1.2%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2004, 0.75%, LOC Bank of America NA, VRDN (c)	27,500	27,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1992, 1.83% tender 12/9/08, CP mode	14,600	14,600
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) 1.77%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	10,000	10,000
Miami-Dade County Gen. Oblig. Participating VRDN Series BA 08 1126, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	5,070	5,070
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	3,380	3,380
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series BA 08 1125X, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	5,675	5,675
Series DBE 530, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,245	6,245
Miami-Dade County School District:
RAN 2.5% 1/30/09	33,650	33,700
TAN 3% 4/15/09	65,200	65,572
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 1.52%, LOC Bank of America NA, VRDN (c)	6,270	6,270
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 A, 1.75%, VRDN (c)	13,800	13,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 699, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 9,660	$ 9,660
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 1.7%, LOC Northern Trust Co., Chicago, VRDN (c)	6,500	6,500
(Morse Oblig. Group Proj.) Series 2003, 1.7%, LOC Commerce Bank NA (OLD), VRDN (c)	13,700	13,700
(Planned Parenthood Proj.) Series 2002, 1.7%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 1.8%, LOC Northern Trust Co., Chicago, VRDN (c)	6,050	6,050
Palm Beach County School District:
TAN 3.75% 9/23/09	61,700	62,596
1.6% 12/11/08, LOC Bank of America NA, CP	15,000	15,000
1.72% 12/19/08, LOC Bank of America NA, CP	27,300	27,300
Panama City Beach Participating VRDN Series Solar 2006 129, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,045	9,045
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 1.5%, LOC Bank of America NA, VRDN (c)	14,100	14,100
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	4,170	4,170
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 2473, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,035	1,035
Sunshine State Govt. Fing. Commission Rev.:
Series 2007 J, 1.67% 2/6/09, CP	2,008	2,008
Series H:
1.68% 12/11/08, CP	3,500	3,500
1.68% 12/11/08, CP	10,000	10,000
2.4% 11/6/08, CP	9,000	9,000
2.5% 11/6/08, CP	12,500	12,500
Series L:
1.67% 12/11/08, LOC Dexia Cr. Local de France, CP	11,210	11,210
1.75% 12/10/08, LOC Dexia Cr. Local de France, CP	12,700	12,700
Volusia County School District TAN 3% 9/9/09	15,000	15,173
		682,549
Georgia - 2.5%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.75%, LOC Bank of America NA, VRDN (c)	4,100	4,100
Series 2005 B, 0.75%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Series 2006 3, 1.85% 2/6/09, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	$ 4,200	$ 4,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Series 1996-1, 2.75% 3/25/09, CP	23,000	23,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 1.4%, LOC Fannie Mae, VRDN (c)	11,000	11,000
Fulton Co. Gen. Oblig. TAN 2.5% 12/31/08	14,200	14,199
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
(Pace Academy, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	9,000	9,000
Fulton County School District TAN 3% 12/31/08	14,100	14,117
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 C, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,000	16,000
Series 2008 D, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,000	16,000
Series 2008 F, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,800	16,800
Series 2008 G, 1.8%, LOC Bayerische Landesbank, VRDN (c)	15,430	15,430
Series 2008 H, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	16,300	16,300
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	9,995	9,995
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Second Series 1995, 2.1%, tender 7/14/09 (c)	9,000	9,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 1.4%, LOC Bayerische Landesbank, VRDN (c)	23,000	23,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Greenhouse Roswell Proj.) Series 1996, 1.45%, LOC Fannie Mae, VRDN (c)	3,800	3,800
		211,941
Illinois - 3.9%
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R 11283, 1.85% (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Chicago Wastewtr. Transmission Rev. Series 2008 C1, 1.25%, LOC Harris NA, VRDN (c)	12,000	12,000
Cook County Gen. Oblig. Bonds Series 1992 C, 6% 11/15/09	2,000	2,074
DuPage County Rev. (Morton Arboretum Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	6,200	6,200
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 1.95%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Glenwood School for Boys Proj.) Series 1998, 2%, LOC Harris NA, VRDN (c)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series MACN 05 D, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	7,010	7,010
Series ROC II R 12043, 1.86% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,395	10,395
(ACI Cultural Pooled Fing. Prog.) 1.95%, LOC JPMorgan Chase Bank, VRDN (c)	5,700	5,700
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, 1.8%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	18,200	18,200
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Proj.):
Series 2008 A2, 1.9%, tender 2/5/09 (c)	5,685	5,685
Series 2008 A3, 1.9%, tender 4/1/09 (c)	5,685	5,685
(Alexian Brothers Health Sys. Proj.) Series 2004, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)	5,300	5,300
(Chicago Historical Society Proj.) Series 2006, 1.73%, LOC JPMorgan Chase Bank, VRDN (c)	5,400	5,400
(Chicago Symphony Orchestra Proj.) Series 2008, 1.7%, LOC RBS Citizens NA, VRDN (c)	8,000	8,000
(Children's Memorial Hosp. Proj.):
Series 2008 C, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)	14,300	14,300
Series 2008 D, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	19,500	19,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Little Co. of Mary Hosp. Proj.):
Series 2008 B, 1.55%, LOC JPMorgan Chase Bank, VRDN (c)	$ 24,580	$ 24,580
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 1.4%, LOC Wells Fargo Bank NA, VRDN (c)	5,700	5,700
(Resurrection Health Care Sys. Proj.) Series 2008 A, 2%, LOC LaSalle Bank NA, VRDN (c)	3,000	3,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 1.85%, LOC Banco Santander SA, VRDN (c)	5,325	5,325
Illinois Gen. Oblig.:
Bonds Series 2008, 5% 4/1/09	5,000	5,066
Participating VRDN Series MACN 06 L, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	3,490	3,490
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.):
Series 1992, 1.5% tender 3/19/09, CP mode	8,700	8,700
Series 1995, 1.5% tender 3/26/09, CP mode	4,300	4,300
1.5% tender 4/9/09, CP mode	3,500	3,500
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	9,800	9,800
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 1.8%, LOC Bank of America NA, VRDN (c)	1,900	1,900
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 1.75%, LOC LaSalle Bank NA, VRDN (c)	6,475	6,475
Series 2003 B, 1.75%, LOC LaSalle Bank NA, VRDN (c)	21,695	21,695
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series ROC II R 606PB, 2.34% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,750	6,750
Lake County Forest Preservation District Bonds 0% 12/1/08	12,505	12,486
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.2%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 1.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	10,350	10,350
Univ. of Illinois Univ. Revs.:
Participating VRDN Series EGL 06 124, 2.03% (Liquidity Facility Citibank NA) (c)(f)	18,600	18,600
(UIC South Campus Dev. Proj.) Series 2008, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	9,500	9,500
		322,841
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 1.3%
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 1.82% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 10,000	$ 10,000
Indiana Dev. Fin. Auth. Envir. Rev. 2%, LOC Royal Bank of Scotland PLC, VRDN (c)	11,800	11,800
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 1.48%, LOC JPMorgan Chase Bank, VRDN (c)	8,825	8,825
(Hanover College Proj.) Series B, 1.78%, LOC JPMorgan Chase Bank, VRDN (c)	2,400	2,400
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Services, Inc. Obligated Group Proj.):
Series 2008 D, 1.47%, LOC Bank of America NA, VRDN (c)	11,500	11,500
Series 2008 G, 1.5%, LOC Bank of New York, New York, VRDN (c)	5,250	5,250
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 B, 1.75%, LOC Allied Irish Banks PLC, VRDN (c)	16,500	16,500
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E1, 1.15%, VRDN (c)	11,400	11,400
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series 2005, 1.48%, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2006, 1.5%, LOC Bank of America NA, VRDN (c)	5,000	5,000
1.5%, LOC Bank of America NA, VRDN (c)	10,045	10,045
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,200	5,200
		108,820
Iowa - 0.1%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	6,450	6,450
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN:
Series I, 2.34% 11/1/08	$ 1,700	$ 1,700
Series III, 2.34% 4/1/09	15,100	15,100
		16,800
Kentucky - 0.4%
Kentucky Asset/Liability Commission Road Fund Bonds First Series A:
1.63% tender 12/4/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	12,500	12,500
3.25% tender 11/3/08 (Liquidity Facility Dexia Cr. Local de France), CP mode	4,600	4,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,500	9,500
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.75% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,550	1,550
Warren County Hosp. Rev. (Bowling Green-Warren County Cmnty. Hosp. Corp. Proj.) Series 2008, 1.75% (Assured Guaranty Corp. Insured), VRDN (c)	8,555	8,555
		36,705
Louisiana - 1.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 06 30, 2.34% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	20,000	20,000
Louisiana Gen. Oblig. Series 2008 A, 1.4%, LOC BNP Paribas SA, VRDN (c)	38,900	38,900
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 1.8%, LOC JPMorgan Chase Bank, VRDN (c)	9,575	9,575
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 1.82%, LOC JPMorgan Chase Bank, VRDN (c)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (c)	30,000	30,000
Series 2008 A, 2%, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.83% tender 12/11/08, CP mode	$ 12,700	$ 12,700
(Dow Chemical Co. Proj.) Series 1994 B, 1.35%, VRDN (c)	18,700	18,700
		148,875
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,010	8,010
Maryland - 3.0%
Anne Arundel County Gen. Oblig.:
Participating VRDN Series BBT 08 10, 1.7% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	13,805	13,805
Series A, 1.65% 12/1/08, CP	25,000	25,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.9% tender 11/5/08, CP mode	16,500	16,500
Baltimore County Gen. Oblig. 1.68% 12/4/08 (Liquidity Facility BNP Paribas SA), CP	25,900	25,900
Howard County Gen. Oblig. 1.8% 12/11/08 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	19,000	19,000
Maryland Gen. Oblig. Bonds:
(State & Local Facilities Ln. Prog.) First Series 2006 A, 5% 3/1/09	3,000	3,030
Series 2004, 5% 2/1/09	3,000	3,022
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,850	3,850
(Adventist Healthcare Proj.) Series 2005 A, 1.7%, LOC LaSalle Bank NA, VRDN (c)	3,000	3,000
(Mercy Med. Ctr. Proj.) Series 2007 C, 1.45%, LOC Bank of America NA, VRDN (c)	38,600	38,600
(Univ. of Maryland Med. Sys. Proj.) Series 2008 C, 1.58%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	15,000	15,000
(Villa Julie College, Inc. Proj.) Series 2005, 1.45%, LOC Bank of America NA, VRDN (c)	16,260	16,260
Series F, 1.6% 11/4/08, LOC Bank of America NA, CP	21,500	21,500
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 1.9%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	12,570	12,570
Montgomery County Gen. Oblig. Series 2002, 1.7% 12/4/08, CP	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (Falklands Apts. Proj.) Series 1985 B, 1.5%, LOC Fannie Mae, VRDN (c)	$ 2,840	$ 2,840
Prince George's County Rev. (Collington Episcopal Proj.) Series A, 1.7%, LOC LaSalle Bank NA, VRDN (c)	9,470	9,470
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Bonds Series A, 5% 4/1/09	4,220	4,279
		248,626
Massachusetts - 0.2%
Massachusetts Health & Edl. Facilities Auth. Rev. (Harvard Univ. Proj.) Series Y, 0.75%, VRDN (c)	9,500	9,500
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 11319, 2.33% (Liquidity Facility Citibank NA) (c)(f)	4,005	4,005
Somerville Gen. Oblig. BAN 2% 2/20/09	7,001	7,020
		20,525
Michigan - 2.2%
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	23,900	24,065
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.81%, LOC RBS Citizens NA, VRDN (c)	7,140	7,140
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 1.43% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	23,000	23,000
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 B3, 1.45%, LOC JPMorgan Chase Bank, VRDN (c)	5,500	5,500
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 1.92%, LOC Banco Santander SA, VRDN (c)	6,300	6,300
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Detroit Edison Co. Proj.) Series 2008 ET, 1.6%, LOC Bank of Nova Scotia, VRDN (c)	3,900	3,900
(Dow Chemical Co. Proj.) Series 2003 B1, 1.95%, VRDN (c)	38,015	38,015
(Van Andel Research Institute Proj.) 1.75%, LOC Bank of America NA, VRDN (c)	75,000	75,000
		182,920
Minnesota - 1.1%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 1.8%, LOC Freddie Mac, VRDN (c)	5,000	5,000
Minnesota Gen. Oblig. Bonds:
Series 2008 C, 5% 8/1/09	4,965	5,090
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Gen. Oblig. Bonds: - continued
5% 8/1/09	$ 14,000	$ 14,315
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series N, 3.3% 12/18/08	7,200	7,200
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.89%, LOC Fannie Mae, VRDN (c)	2,450	2,450
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.):
Series 2008 A1, 1.75%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Series 2008 A2, 1.2%, LOC Wells Fargo Bank NA, VRDN (c)	15,000	15,000
Series 2008 A3, 1.6%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Rochester Health Care Facilities Rev. Series 2008 C, 1.72% 12/12/08, CP	10,000	10,000
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2008 B, 1.73% (Assured Guaranty Corp. Insured), VRDN (c)	6,305	6,305
Univ. of Minnesota:
Series 1999 A, 1.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,320	4,320
Series 2001 C, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,340	14,340
		94,020
Mississippi - 0.9%
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 1.6% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	26,680	26,680
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 1.5%, LOC Bank of America NA, VRDN (c)	32,000	32,000
Series 2008 A2, 1.5%, LOC Bank of America NA, VRDN (c)	13,525	13,525
		72,205
Missouri - 1.5%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 1.6%, LOC JPMorgan Chase Bank, VRDN (c)	2,650	2,650
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 1.48%, LOC Bank of America NA, VRDN (c)	14,300	14,300
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 1.45%, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,960	2,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 1.86% (Liquidity Facility Citibank NA) (c)(f)	$ 6,000	$ 6,000
(Saint Louis Univ. Proj.) Series 2008 B2, 1.2%, LOC Bank of America NA, VRDN (c)	2,540	2,540
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Bethesda Health Group Proj.) Series 2001 A, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (c)	30,475	30,475
(BJC Health Sys. Proj.) Series 2008 D, 1.2%, VRDN (c)	21,400	21,400
(SSM Health Care Sys. Proj.):
Series 2005 A1, 1.48%, LOC Bank of America NA, VRDN (c)	2,600	2,600
Series 2005 C2, 1.48%, LOC Bank of America NA, VRDN (c)	9,400	9,400
Missouri Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2003 C3, 1.75%, tender 3/3/09 (c)	8,500	8,500
(Lutheran Sr. Services Proj.) Series 2008, 1.7%, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,000	9,000
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 1.86% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,000	19,000
		128,825
Nebraska - 0.8%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 1.8% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)	11,135	11,135
Nebraska Pub. Pwr. District Rev. Bonds Series 2005 B2, 5% 1/1/09	4,800	4,819
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series EGL 07 0009, 1.95% (Liquidity Facility Citibank NA) (c)(f)	18,000	18,000
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 1.5% (Liquidity Facility Citibank NA) (c)(f)	9,930	9,930
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 1.5% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	23,120	23,120
		67,004
Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2008 D2, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 D3, 1.8%, LOC Bayerische Landesbank, VRDN (c)	$ 14,350	$ 14,350
Clark County Fuel Tax:
Participating VRDN Series Putters 1309, 2.32% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,235	4,235
Series 2008 A:
1.6% 12/11/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
1.7% 12/11/08, LOC BNP Paribas SA, CP	3,600	3,600
1.7% 12/11/08, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,000	6,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 2.5% 11/6/08, LOC Lloyds TSB Bank PLC, CP	2,000	2,000
		53,185
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 1.8%, LOC Bank of America NA, VRDN (c)	2,610	2,610
New Jersey - 2.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2008 V3, 1.78%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	16,900	16,900
Series 2008 X, 1%, LOC Bank of America NA, VRDN (c)	16,225	16,225
New Jersey Gen. Oblig. TRAN Series 2009 A, 3% 6/25/09	157,200	158,579
		191,704
New Mexico - 0.2%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 1.5%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	6,200	6,200
Series 2008 B1, 1.5%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	11,600	11,600
		17,800
New York - 1.8%
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 08 23, 1.89% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 25,175	$ 25,175
Series ROC II R 406, 1.84% (Liquidity Facility Citibank NA) (c)(f)	13,000	13,000
Series ROC II R 441, 1.84% (Liquidity Facility Citibank NA) (c)(f)	13,500	13,500
Series 2006 AA1, 1.05% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	57,450	57,450
Series 2008 B3, 0.7% (Liquidity Facility Bank of America NA), VRDN (c)	1,000	1,000
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	17,800	17,800
Tarrytown Gen. Oblig. BAN 2% 2/20/09	20,000	20,056
		148,981
North Carolina - 2.9%
Charlotte Gen. Oblig. Series 2007, 1.5% (Liquidity Facility KBC Bank NV), VRDN (c)	5,000	5,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series B, 1.25% (Liquidity Facility Bank of America NA), VRDN (c)	5,000	5,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 1.5% (Liquidity Facility Bank of America NA), VRDN (c)	5,540	5,540
Mecklenburg County Gen. Oblig. Bonds Series B, 4% 2/1/09	1,000	1,006
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	7,175	7,175
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	5,085	5,085
(High Point Univ. Rev.) 1.68%, LOC Branch Banking & Trust Co., VRDN (c)	9,900	9,900
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 07 0015, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	10,890	10,890
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 1.5%, LOC Bank of America NA, VRDN (c)	5,645	5,645
(Queens College Proj.) Series 1999 B, 1.83%, LOC Bank of America NA, VRDN (c)	3,290	3,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Gen. Oblig.:
Bonds Series 1999, 4.6% 4/1/17 (Pre-Refunded to 4/1/09 @ 102) (e)	$ 2,200	$ 2,271
Series 2002 D, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,200	4,200
Series 2002 E, 1.65% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	19,885	19,885
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Bonds Series A, 5% 5/1/09	2,370	2,409
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 10313, 1.92% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,600	14,600
(Wake Forest Univ. Proj.) Series 2008 C, 1.5%, LOC Bank of America NA, VRDN (c)	5,100	5,100
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 1.75%, LOC Bank of America NA, VRDN (c)	20,300	20,300
Series 2003 B, 1.75%, LOC Bank of America NA, VRDN (c)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 1.5%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 645, 1.85% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	6,900	6,900
Series BBT 08 19, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	25,825	25,825
Series EGL 05 3014 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
Wake County Gen. Oblig.:
BAN 3.5% 10/15/09	34,600	35,184
Series 2007 A, 1.4% (Liquidity Facility Bank of America NA), VRDN (c)	1,100	1,100
		239,005
North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008 A2, 1.9% (Assured Guaranty Corp. Insured), VRDN (c)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - 2.3%
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2007 M, 1.63%, LOC JPMorgan Chase Bank, VRDN (c)	$ 8,050	$ 8,050
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	28,500	28,500
Miamisburg City School District BAN:
Series 2008, 3.5% 7/28/09	3,800	3,818
2.5% 11/13/08	12,600	12,603
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series B2, 1.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	6,815	6,815
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.5%, VRDN (c)	4,300	4,300
Ohio Gen. Oblig.:
Bonds Series A, 5.5% 12/1/08	5,000	5,018
Participating VRDN Series Putters 02 306, 1.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,425	12,425
Ohio Higher Edl. Facility Commission Hosp. Rev. Series 2008 B5, 2.2% 2/5/09, CP	18,650	18,650
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 1.5%, LOC Allied Irish Banks PLC, VRDN (c)	6,000	6,000
(Univ. Hosp. Health Sys. Proj.):
Series 2008 A, 2%, LOC Allied Irish Banks PLC, VRDN (c)	34,375	34,375
Series 2008 C, 1.43%, LOC Wells Fargo Bank NA, VRDN (c)	17,500	17,500
Series 2008 D, 1.75%, LOC JPMorgan Chase Bank, VRDN (c)	28,300	28,300
Richland County Gen. Oblig. BAN Series B, 2% 2/19/09	4,500	4,507
		190,861
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Duncan Reg'l. Hosp. Proj.) Series 2008, 1.38%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Univ. Hosps Trust Rev. Series 2005 A, 1.5%, LOC Bank of America NA, VRDN (c)	10,250	10,250
		20,250
Oregon - 1.1%
Oregon Facilities Auth. Rev.:
(Lewis & Clark College Proj.) Series 2008 A, 1.75%, LOC Wells Fargo Bank NA, VRDN (c)	20,000	20,000
(PeaceHealth Proj.) Series 2008 A, 1.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)	27,510	27,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.):
Series 2004 A, 1.9%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	$ 19,410	$ 19,410
Series 2004 B, 1.9%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	6,100	6,100
Salem Wtr. & Swr. Rev. 1.85% 11/3/08, LOC Fortis Banque SA, CP	16,000	16,000
		89,020
Pennsylvania - 3.0%
Allegheny County Series C58A, 1.7%, LOC JPMorgan Chase Bank, VRDN (c)	21,395	21,395
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.):
Series 2008 A, 1.35%, LOC Allied Irish Banks PLC, VRDN (c)	9,855	9,855
Series 2008 B, 1.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	10,895	10,895
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (c)	15,100	15,100
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 1.7%, LOC Citizens Bank of Pennsylvania, VRDN (c)	9,000	9,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 1.85% (Liquidity Facility Citibank NA) (c)(f)	10,475	10,475
Lancaster County Hosp. Auth. Health Ctr. Rev. (Lancaster Gen. Hosp. Proj.) Series 2008, 0.72%, LOC Bank of America NA, VRDN (c)	6,500	6,500
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) 1.75%, LOC Bank of America NA, VRDN (c)	7,500	7,500
Lehigh County Gen. Purp. Hosp. Rev. (Lehigh Valley Health Network Proj.) Series 2008 C, 0.8%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PECO Energy Proj.) Series 1994 A, 1.6% tender 12/11/08, LOC BNP Paribas SA, CP mode	5,000	5,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 1.84%, LOC UniCredit SpA, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 1.8% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,195	2,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(King's College Proj.) Series 2001 H6, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	$ 2,500	$ 2,500
(Marywood Univ. Proj.) Series A, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,900	2,900
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 1.75%, LOC Bank of America NA, VRDN (c)	11,600	11,600
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 1.63%, LOC Bank of America NA, VRDN (c)	28,925	28,925
Series 2008 B4, 1.5%, LOC Bank of America NA, VRDN (c)	10,000	10,000
Philadelphia School District:
Series 2008 A1, 1.45%, LOC Bank of America NA, VRDN (c)	13,500	13,500
Series 2008 A3, 1.5%, LOC Bank of America NA, VRDN (c)	6,800	6,800
Series 2008 D1, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	13,000	13,000
Series 2008 D2, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,700	4,700
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (WPS Westwood Generation, LLC Proj.) 2.15%, VRDN (c)	18,100	18,100
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	30,800	30,800
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series B, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	8,100	8,100
		254,340
Rhode Island - 0.5%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 1.6% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	12,450	12,450
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Care New England Health Sys. Proj.) Series 2008 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (c)	11,755	11,755
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 2%, LOC TD Banknorth, N.A., VRDN (c)	10,400	10,400
(Roger Williams Univ. Proj.) Series 2008 B, 1.5%, LOC Bank of America NA, VRDN (c)	5,000	5,000
		39,605
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 1.7%
Beaufort County School District BAN Series C, 2.5% 11/6/09 (b)	$ 31,155	$ 31,446
Charleston Wtrwks. & Swr. Rev. Series A, 1.5% (Liquidity Facility Bank of America NA), VRDN (c)	11,405	11,405
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 1.6% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,440	7,440
Horry County School District Participating VRDN Series ROC II R 754 PB, 2.34% (Liquidity Facility Deutsche Postbank AG) (c)(f)	5,650	5,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.4%, VRDN (c)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 1.84% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.55%, LOC Bank of America NA, VRDN (c)	5,900	5,900
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.):
Series 2008 A, 2%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 2%, LOC Bank of America NA, VRDN (c)	16,450	16,450
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 1.6%, LOC Bank of America NA, VRDN (c)	7,950	7,950
Series 2003 B2, 1.7%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2% tender 11/3/08, CP mode	7,200	7,200
		139,231
Tennessee - 1.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.5%, LOC Bank of America NA, VRDN (c)	8,995	8,995
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.):
Series 2005, 0.8%, LOC Bank of America NA, VRDN (c)	2,400	2,400
Series 2008, 0.8%, LOC Bank of America NA, VRDN (c)	1,350	1,350
Series 1994, 1.5%, LOC Bank of America NA, VRDN (c)	4,105	4,105
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 1.75%, LOC Landesbank Baden-Wuert, VRDN (c)	4,300	4,300
Memphis Gen. Oblig. Bonds Series 2002, 5.25% 11/1/08	6,175	6,175
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 1.5%, LOC Bank of America NA, VRDN (c)	16,000	16,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.8%, LOC Bank of America NA, VRDN (c)	$ 3,910	$ 3,910
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
Shelby County Gen. Oblig.:
Series 2004 B, 1.45% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	53,285	53,285
Series 2008 A, 1.75% 12/9/08, CP	17,800	17,800
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Healthcare Proj.) Series 2008 B, 1.7% (Assured Guaranty Corp. Insured), VRDN (c)	22,900	22,900
		161,220
Texas - 13.2%
Bastrop Independent School District Participating VRDN Series ROC II R 492, 1.85% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 1.35%, VRDN (c)	11,600	11,600
Caddo Mills Independent School District Participating VRDN Series DB 473, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,264	5,264
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 07 0020, 2.33% (Liquidity Facility Bayerische Landesbank) (c)(f)	19,800	19,800
Dallas Independent School District TAN 3% 2/13/09	9,700	9,729
Dallas North Texas Tollway Auth. Series A:
1.62% 11/4/08, LOC Bank of America NA, CP	20,000	20,000
1.7% 12/4/08, LOC Bank of America NA, CP	30,000	30,000
El Paso Gen. Oblig. Participating VRDN Series BA 08 1057, 2.82% (Liquidity Facility Bank of America NA) (c)(f)	6,430	6,430
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Granbury Independent School District Participating VRDN Series SG 129, 1.87% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Harris County Ind. Dev. Corp. 1.8%, LOC Royal Bank of Canada, VRDN (c)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.):
Series 2008 A, 1.25%, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.): - continued
Series 2008 D, 1.25%, LOC Compass Bank, VRDN (c)	$ 25,000	$ 25,000
Harris County Flood Cont. District Participating VRDN:
Series ROC II R 11313, 1.85% (Liquidity Facility Citibank NA) (c)(f)	8,555	8,555
Series ROC II R 12099, 1.84% (Liquidity Facility Citigroup, Inc.) (c)(f)	33,300	33,300
Harris County Gen. Oblig.:
Participating VRDN Series ROC II R 11314, 1.85% (Liquidity Facility Citibank NA) (c)(f)	5,780	5,780
Series C, 1.7% 12/11/08, CP	28,000	28,000
TAN Series 2008, 3% 2/26/09	18,500	18,574
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.):
Series 2007 B, 1.49%, LOC JPMorgan Chase Bank, VRDN (c)	8,825	8,825
Series 2008 A, 1.85%, LOC Compass Bank, VRDN (c)	32,600	32,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) Series 2004 C, 1.76%, LOC KBC Bank NV, VRDN (c)	13,000	13,000
Houston Arpt. Sys. Rev. Participating VRDN 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	9,455	9,455
Houston Cmnty. College Sys. Rev. Bonds Series 2008, 3% 2/15/09	1,845	1,852
Houston Gen. Oblig.:
Series A, 1.67% 2/6/09, LOC Bank of New York, New York, CP	3,400	3,400
Series E1, 2.05% 11/5/08 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	20,000	20,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series SG 139, 1.88% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
(Rice Univ. Proj.):
Series 2006 B, 1.55% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	9,770	9,770
Series 2008 A, 0.8%, VRDN (c)	2,000	2,000
Series 2008 B, 1.2%, VRDN (c)	7,000	7,000
Houston Util. Sys. Rev.:
Participating VRDN Series Putters 2493, 2.57% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,525	2,525
Series 2004 A:
5% 11/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	13,600	13,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series 2004 A:
5% 11/3/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 23,900	$ 23,900
Series 2008 A1, 1.5%, LOC Bank of America NA, VRDN (c)	3,000	3,000
Irving Independent School District Participating VRDN Series PT 3954, 1.77% (Liquidity Facility Wells Fargo & Co.) (c)(f)	8,900	8,900
Keller Independent School District Participating VRDN Series Putters 2616, 1.85% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,325	5,325
Kendall County Health Facilities Dev. Corp. Health Care Rev. (Morningside Ministries Proj.) 1.7%, LOC Allied Irish Banks PLC, VRDN (c)	12,000	12,000
Lewisville Independent School District Participating VRDN Series SGA 134, 1.8% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Lower Colorado River Auth. Rev. Series A:
3.5% 11/5/08 (Liquidity Facility JPMorgan Chase Bank), CP	11,700	11,700
4% 11/12/08 (Liquidity Facility JPMorgan Chase Bank), CP	26,200	26,200
4% 11/12/08 (Liquidity Facility JPMorgan Chase Bank), CP	12,700	12,700
Plano Independent School District Participating VRDN Series SGA 128, 1.8% (Liquidity Facility Societe Generale) (c)(f)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.89% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.8% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
San Antonio Elec. & Gas Participating VRDN Series DB 602, 1.6% (Liquidity Facility Deutsche Bank AG) (c)(f)	8,370	8,370
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,390	5,390
Series SG 104, 1.88% (Liquidity Facility Societe Generale) (c)(f)	5,490	5,490
Series SG 105, 1.88% (Liquidity Facility Societe Generale) (c)(f)	29,400	29,400
Series 2003, 2.05% (Liquidity Facility Bank of America NA), VRDN (c)	12,600	12,600
Series A, 1.6% 12/11/08, CP	52,400	52,400
San Antonio Wtr. Sys. Rev. Series 2001 A, 1.73% 12/4/08, CP	4,615	4,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 1.5%, LOC Compass Bank, VRDN (c)	$ 9,400	$ 9,400
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 1.86% (Liquidity Facility Citibank NA) (c)(f)	18,900	18,900
Series EGL 07 90, 1.84% (Liquidity Facility Citibank NA) (c)(f)	25,000	25,000
Series Putters 2481, 1.83% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	2,200	2,200
Series Putters 2490, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,850	1,850
Series Putters 2615, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,900	9,900
Series SG 152, 1.3% (Liquidity Facility Societe Generale) (c)(f)	9,970	9,970
TRAN Series 2008, 3% 8/28/09	250,000	252,817
Texas Pub. Fin. Auth. Series 2002 A, 1.87% 12/11/08 (Liquidity Facility Texas Gen. Oblig.), CP	4,100	4,100
Texas Pub. Fin. Auth. Rev. Series 2003, 1.9% 12/9/08, CP	23,000	23,000
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series ROC II R 11273, 1.85% (Liquidity Facility Citibank NA) (c)(f)	19,000	19,000
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 1.8%, LOC Bank of Scotland PLC, VRDN (c)	4,230	4,230
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,150	4,150
Series 2008 B:
1% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	30,740	30,740
1% (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	24,400	24,400
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 1.66% 2/3/09, CP	12,000	12,000
		1,102,296
Utah - 0.4%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3:
1.9% 12/4/08 (Liquidity Facility Bank of Nova Scotia), CP	8,750	8,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B3: - continued
4.5% 11/7/08 (Liquidity Facility Bank of Nova Scotia), CP	$ 9,100	$ 9,100
Utah Gen. Oblig. Bonds Series 2003 A, 4.5% 7/1/09	5,500	5,588
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series BBT 08 27, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,765	5,765
		29,203
Virginia - 1.7%
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.):
Series A, 1.5% (Liquidity Facility Bank of America NA), VRDN (c)	3,545	3,545
Series B, 1.58% (Liquidity Facility Bank of America NA), VRDN (c)	3,330	3,330
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2008 C4, 1.6%, tender 4/20/09 (c)	11,600	11,600
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 1.86% (Liquidity Facility Citibank NA) (c)(f)	5,220	5,220
Hanover County Eda Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 1.8%, LOC Landesbank Baden-Wuert, VRDN (c)	6,960	6,960
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 1.25%, VRDN (c)	20,100	20,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 3.75% tender 11/3/08, CP mode	4,000	4,000
Series 1987, 3.7% tender 11/12/08, CP mode	18,000	18,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.9%, LOC Bank of America NA, VRDN (c)	4,500	4,500
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 1.44%, LOC Bank of America NA, VRDN (c)	4,800	4,800
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R 10329, 1.99% (Liquidity Facility Citigroup, Inc.) (c)(f)	24,310	24,310
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	7,580	7,580
Series 2003 A, 1.3%, VRDN (c)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds (21st Century College and Equip. Prog.) Series 2006 A, 5% 2/1/09	$ 10,635	$ 10,715
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 1.5% (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
Virginia Gen. Oblig. Bonds Series 2005 A, 4% 6/1/09	5,055	5,112
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	3,970	3,970
Series ROC II R 11010, 1.85% (Liquidity Facility Citibank NA) (c)(f)	5,415	5,415
		144,857
Washington - 0.7%
King County Gen. Oblig.:
Participating VRDN Series Putters 2541, 1.83% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,845	2,845
BAN 3% 3/1/09	8,400	8,429
Seattle Gen. Oblig. Bonds Series A, 5.5% 3/1/09	1,000	1,012
Snohomish County Pub. Util. District #1 Elec. Rev. Bonds Series A, 3.75% 8/5/09 (b)	9,000	9,096
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 1.65%, LOC Wells Fargo Bank NA, VRDN (c)	5,000	5,000
Washington Gen. Oblig.:
Participating VRDN:
Series BA 08 1121, 1.82% (Liquidity Facility Bank of America NA) (c)(f)	5,000	5,000
Series ROC II R 759 PB, 2.34% (Liquidity Facility Deutsche Postbank AG) (c)(f)	7,995	7,995
Series VR 96 A, 1.25% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	2,400	2,400
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 1.5%, LOC Bank of America NA, VRDN (c)	12,475	12,475
(PeaceHealth Proj.) Series 2008 B, 1.35%, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.55%, LOC Bank of America NA, VRDN (c)	1,800	1,800
		60,052
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Ohio Pwr. Co. - Kammer Proj.) Series 2008 B, 1.8%, LOC Royal Bank of Scotland PLC, VRDN (c)	$ 6,665	$ 6,665
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 C, 0.8%, LOC Bank of America NA, VRDN (c)	2,500	2,500
		9,165
Wisconsin - 1.2%
Milwaukee Gen. Oblig. RAN Series 2008 M10, 3% 9/3/09	21,300	21,544
Pleasant Prairie Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 2004, 1.8%, LOC Wells Fargo Bank NA, VRDN (c)	9,100	9,100
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,405	6,405
1.75% 12/11/08, CP	19,513	19,513
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds (Luther Hosp. Proj.) Series 2008, 1.68%, tender 4/15/09 (c)	11,800	11,800
(Aurora Health Care, Inc. Proj.) Series C, 2.25%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	17,745	17,745
(Lutheran College Proj.) 1.48%, LOC U.S. Bank NA, Minnesota, VRDN (c)	15,000	15,000
Wisconsin Trans. Rev. Participating VRDN Series Putters 299, 1.83% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	895	895
		102,002
	Shares
Other - 1.2%
Fidelity Tax-Free Cash Central Fund, 1.23% (a)(d)	100,401,000	100,401
TOTAL INVESTMENT PORTFOLIO - 74.6% (Cost $6,238,733)		6,238,733
NET OTHER ASSETS - 25.4%		2,127,103
NET ASSETS - 100%		$ 8,365,836
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,120,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Greenville County School District Installment Purp. Rev. Participating VRDN Series MS 06 2056, 1.6% (Liquidity Facility Wells Fargo & Co.)	11/16/07	$ 7,440
Mississippi Bus. Fin. Corp. Participating VRDN Series MS 06 2240, 1.6% (Liquidity Facility Wells Fargo & Co.)	12/26/07 - 1/25/08	$ 26,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,405

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2008
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,138,332)	$ 6,138,332
Fidelity Central Funds (cost $100,401)	100,401
Total Investments (cost $6,238,733)		$ 6,238,733
Cash		2,258,264
Receivable for investments sold		4,220
Receivable for fund shares sold		144,633
Interest receivable		26,484
Distributions receivable from Fidelity Central Funds		200
Prepaid expenses		529
Receivable from investment adviser for expense reductions		83
Other receivables		850
Total assets		8,673,996

Liabilities
Payable for investments purchased Regular delivery	$ 69,072
Delayed delivery	80,544
Payable for fund shares redeemed	151,394
Distributions payable	487
Accrued management fee	1,747
Distribution fees payable	475
Other affiliated payables	4,276
Other payables and accrued expenses	165
Total liabilities		308,160

Net Assets		$ 8,365,836
Net Assets consist of:
Paid in capital		$ 8,364,045
Accumulated undistributed net realized gain (loss) on investments		1,791
Net Assets		$ 8,365,836

Daily Money Class: Net Asset Value, offering price and redemption price per share ($922,052 ÷ 921,278 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($660,040 ÷ 659,511 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,783,744 ÷ 6,781,369 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2008

Investment Income
Interest		$ 177,162
Income from Fidelity Central Funds		3,405
Total income		180,567

Expenses
Management fee	$ 18,675
Transfer agent fees	14,943
Distribution fees	5,511
Accounting fees and expenses	622
Custodian fees and expenses	112
Independent trustees' compensation	29
Registration fees	754
Audit	54
Legal	30
Miscellaneous	287
Total expenses before reductions	41,017
Expense reductions	(8,584)	32,433
Net investment income		148,134
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,649
Capital gain distributions from Fidelity Central Funds	8
Total net realized gain (loss)		1,657
Net increase in net assets resulting from operations		$ 149,791

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2008	Year ended October 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 148,134	$ 149,600
Net realized gain (loss)	1,657	602
Net increase in net assets resulting from operations	149,791	150,202
Distributions to shareholders from net investment income	(148,140)	(149,597)
Distributions to shareholders from net realized gain	(61)	-
Total distributions	(148,201)	(149,597)
Share transactions - net increase (decrease)	2,616,032	1,951,132
Total increase (decrease) in net assets	2,617,622	1,951,737

Net Assets
Beginning of period	5,748,214	3,796,477
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $2, respectively)	$ 8,365,836	$ 5,748,214

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.019	.030	.027	.016	.005
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.019	.030	.027	.016	.005
Distributions from net investment income	(.019)	(.030)	(.027)	(.016)	(.005)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.019)	(.030)	(.027)	(.016)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.87%	3.07%	2.72%	1.58%	.47%
Ratios to Average Net Assets B, C
Expenses before reductions	.73%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.61%	.54%	.54%	.61%	.69%
Net investment income	1.81%	3.03%	2.70%	1.60%	.49%
Supplemental Data
Net assets, end of period (in millions)	$ 922	$ 895	$ 617	$ 575	$ 625

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.016	.028	.024	.013	.002
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.016	.028	.024	.013	.002
Distributions from net investment income	(.016)	(.028)	(.024)	(.013)	(.002)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.016)	(.028)	(.024)	(.013)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.62%	2.81%	2.46%	1.33%	.23%
Ratios to Average Net Assets B, C
Expenses before reductions	.98%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.94%
Expenses net of all reductions	.86%	.82%	.79%	.86%	.93%
Net investment income	1.56%	2.74%	2.45%	1.35%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 660	$ 508	$ 519	$ 524	$ 504

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.021	.033	.029	.018	.007
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.021	.033	.029	.018	.007
Distributions from net investment income	(.021)	(.033)	(.029)	(.018)	(.007)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.021)	(.033)	(.029)	(.018)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.13%	3.32%	2.97%	1.84%	.73%
Ratios to Average Net Assets B, C
Expenses before reductions	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.36%	.29%	.29%	.36%	.44%
Net investment income	2.06%	3.28%	2.95%	1.85%	.74%
Supplemental Data
Net assets, end of period (in millions)	$ 6,784	$ 4,346	$ 2,661	$ 1,856	$ 1,049

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2008

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Fund paid the U.S. Treasury Department a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expires on December 18, 2008. On December 4, 2008, the Fund paid an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008 to participate in the extension of the Program through April 30, 2009. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund. The U.S. Treasury Department has the option to renew the Program through the close of business on September 19, 2009. If extended, the Board of Trustees of the Fund will determine whether the Fund should continue participation in the Program and, if so, the Fund will incur additional participation fees.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	151

Cost for federal income tax purposes	$ 6,238,733

The tax character of distributions paid was as follows:

	October 31, 2008	October 31, 2007
Tax-exempt Income	148,140	149,597
Long-term Capital Gains	61	-
Total	$ 148,201	$ 149,597

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	-%	.25%	$ 2,541	$ 104
Capital Reserves Class	.25%	.25%	2,970	-
			$ 5,511	$ 104

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 2,035
Capital Reserves Class	1,189
Fidelity Tax-Free Money Market Fund	11,719
$ 14,943

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

Annual Report

6. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 229
Capital Reserves Class	.95%	134
Fidelity Tax-Free Money Market Fund	.45%	1,274
		$ 1,637

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $112 and $622, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	$ 845
Capital Reserves Class	494
Fidelity Tax-Free Money Market Fund	4,874
Total	6,213

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the recent market volatility. Due to this limited supply of suitable investments in the marketplace, the Fund has significantly increased its cash position.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2008	2007
From net investment income
Daily Money Class	$ 18,517	$ 21,760
Capital Reserves Class	9,361	14,895
Fidelity Tax-Free Money Market Fund	120,262	112,942
Total	$ 148,140	$ 149,597
From net realized gain
Daily Money Class	$ 9	$ -
Capital Reserves Class	5	-
Fidelity Tax-Free Money Market Fund	47	-
Total	$ 61	$ -

9. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2008	2007
Daily Money Class Shares sold	4,722,950	3,934,105
Reinvestment of distributions	17,544	20,620
Shares redeemed	(4,713,557)	(3,676,834)
Net increase (decrease)	26,937	277,891
Capital Reserves Class Shares sold	2,765,940	2,580,492
Reinvestment of distributions	9,134	14,579
Shares redeemed	(2,622,724)	(2,606,485)
Net increase (decrease)	152,350	(11,414)
Fidelity Tax-Free Money Market Fund Shares sold	30,749,743	18,322,614
Reinvestment of distributions	118,196	111,253
Shares redeemed	(28,431,194)	(16,749,212)
Net increase (decrease)	2,436,745	1,684,655

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 18, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 159 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Albert R. Gamper, Jr. (66)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities), a member of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

George H. Heilmeier (72)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology), Compaq, Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Arthur E. Johnson (61)

Year of Election or Appointment: 2008

Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

James H. Keyes (68)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions). Previously, Mr. Keyes served as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (62)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of McKesson Corporation (healthcare service). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (69)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Member and Executive Officers**:

Correspondence intended for Mr. Kenneally may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Michael E. Kenneally (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity's Fixed Income and Asset Allocation Funds. Previously, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of The Credit Suisse Funds (U.S. Mutual Fund, 2004-2008) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

John R. Hebble (50)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble is an employee of Fidelity Investments (2003-present). Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-
2003) and Assistant Treasurer of the Scudder Funds.

Boyce I. Greer (52)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-
present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Charles S. Morrison (47)

Year of Election or Appointment: 2005

Vice President of Fidelity's Money Market Funds. Mr. Morrison also serves as Senior Vice President, Money Market Group Leader of FMR. Previously, Mr. Morrison served as Vice President of Fidelity's Bond Funds and certain Balanced, and Asset Allocation Funds.

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Nancy D. Prior (41)
Year of Election or Appointment: 2008 Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Prior is an employee of Fidelity Investments (2002-present).
Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Michael H. Whitaker (41)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Stephanie J. Dorsey (39)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Accounting Group Manager (2003) of JPMorgan Chase Bank.

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31 2008, $1,246,907, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2008, 100% of the Tax Exempt Fund - Capital Reserves Class's income dividends was free from federal income tax.

The fund will notify shareholders in January 2009 of amounts for use in preparing 2008 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods.

For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Daily Money Class and Advisor B Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Daily Money Class and Advisor B Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Daily Money Class and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund.

For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Fidelity Tax-Free Money Market Fund (retail class) and Capital Reserves Class show the performance of the highest and lowest performing classes, respectively (based on three-year performance).

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

Prime Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Tax-Exempt Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 15% would mean that 85% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Treasury Fund

Prime Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2007.

Annual Report

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2007.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each of Treasury Fund and Prime Fund ranked equal to its competitive median for 2007, and the total expenses of Capital Reserves Class of Tax-Exempt Fund ranked above its competitive median for 2007.

Advisor B Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2007.

Advisor C Class (100 basis point 12b-1 fee class of Treasury Fund): The Board noted that the total expenses of the class ranked above its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-UANN-1208
1.784782.105

Item 2. Code of Ethics

As of the end of the period, October 31, 2008, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLC ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$77,000	$-	$2,700	$16,000
Tax-Exempt Fund	$47,000	$-	$2,700	$6,400
Treasury Fund	$47,000	$-	$2,700	$4,400

October 31, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$84,000	$-	$1,900	$10,300
Tax-Exempt Fund	$47,000	$-	$1,900	$3,400
Treasury Fund	$52,000	$-	$1,900	$2,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2008A	October 31, 2007A
Audit-Related Fees	$2,110,000	$-
Tax Fees	$-	$-
All Other Fees	$185,000	$275,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2008 A	October 31, 2007 A
PwC	$3,025,000	$2,025,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No. 1, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 29, 2008